UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02715
Delaware Group® State Tax-Free Income Trust
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Delaware Tax-Free Pennsylvania Fund
Class A: DELIX
Annual shareholder report | August 31, 2024
This annual shareholder report contains important information about Delaware Tax-Free Pennsylvania Fund (Fund) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.83%
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free Pennsylvania Fund (Class A) returned 9.61% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free Pennsylvania Fund (Class A) – including sales charge	4.72%	0.66%	2.22%
Delaware Tax-Free Pennsylvania Fund (Class A) – excluding sales charge	9.61%	1.59%	2.69%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2024)
Fund net assets	$418,076,003
Total number of portfolio holdings	170
Total advisory fees paid	$1,754,703
Portfolio turnover rate	16%

Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.05%
Special Tax Revenue Bonds	19.14%
Transportation Revenue Bonds	13.83%
Education Revenue Bonds	11.76%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.85%
Housing Revenue Bonds	4.08%
Local General Obligation Bonds	3.42%
State General Obligation Bonds	1.98%
Water & Sewer Revenue Bonds	1.31%
Lease Revenue Bonds	0.89%

State and territory allocation
Pennsylvania	80.40%
Puerto Rico	16.97%
US Virgin Islands	1.26%
Material Fund changes
For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Class A shares of 0.83% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3900754)
Delaware Tax-Free Pennsylvania Fund
Class C: DPTCX
Annual shareholder report | August 31, 2024
This annual shareholder report contains important information about Delaware Tax-Free Pennsylvania Fund (Fund) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.58%
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free Pennsylvania Fund (Class C) returned 8.64% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free Pennsylvania Fund (Class C) – including sales charge	7.64%	0.83%	1.91%
Delaware Tax-Free Pennsylvania Fund (Class C) – excluding sales charge	8.64%	0.83%	1.91%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2024)
Fund net assets	$418,076,003
Total number of portfolio holdings	170
Total advisory fees paid	$1,754,703
Portfolio turnover rate	16%

Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.05%
Special Tax Revenue Bonds	19.14%
Transportation Revenue Bonds	13.83%
Education Revenue Bonds	11.76%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.85%
Housing Revenue Bonds	4.08%
Local General Obligation Bonds	3.42%
State General Obligation Bonds	1.98%
Water & Sewer Revenue Bonds	1.31%
Lease Revenue Bonds	0.89%

State and territory allocation
Pennsylvania	80.40%
Puerto Rico	16.97%
US Virgin Islands	1.26%

Material Fund changes
For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Class C shares of 1.58% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3900754)
Delaware Tax-Free Pennsylvania Fund
Institutional Class: DTPIX
Annual shareholder report | August 31, 2024
This annual shareholder report contains important information about Delaware Tax-Free Pennsylvania Fund (Fund) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.58%
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free Pennsylvania Fund (Institutional Class) returned 9.88% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free Pennsylvania Fund (Institutional Class) – including sales charge	9.88%	1.84%	2.94%
Delaware Tax-Free Pennsylvania Fund (Institutional Class) – excluding sales charge	9.88%	1.84%	2.94%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2024)
Fund net assets	$418,076,003
Total number of portfolio holdings	170
Total advisory fees paid	$1,754,703
Portfolio turnover rate	16%

Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.05%
Special Tax Revenue Bonds	19.14%
Transportation Revenue Bonds	13.83%
Education Revenue Bonds	11.76%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.85%
Housing Revenue Bonds	4.08%
Local General Obligation Bonds	3.42%
State General Obligation Bonds	1.98%
Water & Sewer Revenue Bonds	1.31%
Lease Revenue Bonds	0.89%

State and territory allocation
Pennsylvania	80.40%
Puerto Rico	16.97%
US Virgin Islands	1.26%

Material Fund changes
For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Institutional Class shares of 0.58% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3900754)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds by Macquarie® Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $43,000 for 2024 and $38,887 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,362,878 for 2024 and $1,362,878 for 2023.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,797 for 2024 and $5,297 for 2023.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds by Macquarie.

Service	Range of Fees

Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees

Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $17,300,000 for 2024 and $24,428,000 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Pennsylvania Fund
Financial statements and other information
For the year ended August 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Delaware Tax-Free Arizona Fund	August 31, 2024
	Principal amount°	Value (US $)
Municipal Bonds — 98.62%
Education Revenue Bonds — 28.04%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	$ 1,004,030
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	337,967
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	259,163
144A 6.00% 7/1/47 #	400,000	410,392
(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 5.00% 7/15/49	375,000	375,442
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	508,100
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	667,750
Series A 2.375% 7/1/52	1,205,000	760,994
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/51	1,230,000	1,134,109
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	376,384
(Social Bonds - Equitable School) Series A 4.00% 11/1/50	1,600,000	1,531,424
Arizona State University Revenue System
Series A 5.00% 7/1/43	1,000,000	1,075,250
(Green Bonds) Series A 5.00% 7/1/54	1,000,000	1,096,470
City of Phoenix, Arizona Industrial Development Authority Revenue
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	1,000,570
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	253,187
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	1,225,000	1,256,458
(Creighton University Project) 4.00% 7/1/50	1,000,000	951,440
(Highland Prep Projects) Series A 4.00% 7/1/56	2,000,000	1,754,060
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	787,826

Schedules of investments
Delaware Tax-Free Arizona Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #	750,000	$ 706,065
		16,247,081
Electric Revenue Bonds — 9.89%
Mesa, Arizona Utility System Revenue
4.00% 7/1/31	850,000	862,002
4.00% 7/1/42	550,000	554,471
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	55,000	29,700
Series AAA 5.25% 7/1/25 ‡	35,000	18,900
Series WW 5.00% 7/1/28 ‡	550,000	297,000
Series XX 4.75% 7/1/26 ‡	35,000	18,900
Series XX 5.75% 7/1/36 ‡	125,000	67,500
Series ZZ 4.75% 7/1/27 ‡	30,000	16,200
Series ZZ 5.25% 7/1/25 ‡	45,000	24,188
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/47	1,500,000	1,637,865
Series A 5.00% 1/1/50	1,000,000	1,087,930
Series B 5.25% 1/1/53	1,000,000	1,113,460
		5,728,116
Healthcare Revenue Bonds — 23.50%
Arizona Health Facilities Authority Hospital System Revenue
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	500,000	502,245
Arizona Industrial Development Authority Revenue
(Children's National Prince George's County Regional Medical Center) Series A 4.00% 9/1/46	2,250,000	2,099,790
(Great Lakes Senior Living Communities LLC Project First Tier) Series A 5.00% 1/1/54	145,000	89,611
(Great Lakes Senior Living Communities LLC Project Fourth Tier) 144A 7.75% 1/1/54 #	150,000	58,464
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49 ‡	55,000	25,193

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.125% 1/1/54 ‡	65,000	$ 29,043
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 144A 5.00% 1/1/49 #, ‡	500,000	208,615
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	1,000,000	957,900
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	150,000	137,383
5.25% 11/15/46	415,000	357,925
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	1,000,000	957,050
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	171,458
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	275,000	256,149
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	992,800
Series F 4.00% 1/1/45	1,750,000	1,715,420
Maricopa County, Arizona Industrial Development Authority Hospital Revenue
(HonorHealth) Series A 3.00% 9/1/51	975,000	760,169
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	313,984
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	325,000	310,070
5.00% 7/1/30	105,000	114,787
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	800,000	493,800

Schedules of investments
Delaware Tax-Free Arizona Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yavapai County, Arizona Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center)
3.125% 8/1/43	1,250,000	$ 1,032,413
4.00% 8/1/43	1,500,000	1,437,885
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	295,156
Series A 5.25% 8/1/32	300,000	300,237
		13,617,547
Industrial Development Revenue/Pollution ControlRevenue Bonds — 7.00%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	18,000
Series A 144A 7.75% 7/1/50 #, ‡	285,000	11,400
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	750,000	772,290
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	15,000,000	1,032,300
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,218,140
		4,052,130
Lease Revenue Bonds — 2.61%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,001,290
Tucson and Pima County, Arizona Industrial Development Authority Revenue
Series A 4.70% 7/1/43	500,000	508,940
		1,510,230
Local General Obligation Bonds — 3.98%
City of Goodyear, Arizona
3.00% 7/1/39	750,000	676,455

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Maricopa County, Arizona Unified School District No. 95 Queen Creek
(School Improvement Project) 4.00% 7/1/35	500,000	$ 514,985
Phoenix, Arizona Various Purpose General Obligation Bond
Series A 5.00% 7/1/45	1,000,000	1,116,670
		2,308,110
Special Tax Revenue Bonds — 15.95%
City of Bullhead, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	720,620
4.00% 7/1/52	1,035,000	994,501
Commonwealth of Puerto Rico
1.724% 11/1/51 •	108,465	69,553
3.041% 11/1/43 •	1,282,001	812,468
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	1,734,210	1,690,855
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	300,000	321,324
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.565% 7/1/51 ^	3,179,000	780,158
Series A-1 5.615% 7/1/46 ^	1,180,000	397,884
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,466,338
Series A-2 4.329% 7/1/40	1,000,000	988,990
		9,242,691
Transportation Revenue Bonds — 5.94%
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series B 4.00% 7/1/37 (AMT)	2,250,000	2,249,932
Series B 5.00% 7/1/49 (AMT)	400,000	411,316
(Senior Lien) 4.00% 7/1/48 (AMT)	500,000	478,825

Schedules of investments
Delaware Tax-Free Arizona Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-3 6.75% 1/1/46 (AMT)	250,000	$ 299,585
		3,439,658
Water & Sewer Revenue Bond — 1.71%
Goodyear, Arizona Water & Sewer Revenue
Second Series 4.00% 7/1/45 (AGM)	1,000,000	992,050
		992,050
Total Municipal Bonds (cost $59,383,054)		57,137,613

Short-Term Investments — 0.69%
Variable Rate Demand Note — 0.69%¤
Arizona Industrial Development Authority Revenue
(Phoenix Children's Hospital) Series B 3.80% 2/1/48 (LOC - TD Bank, N.A.)	400,000	400,000
Total Short-Term Investments (cost $400,000)		400,000
Total Value of Securities—99.31% (cost $59,783,054)		$57,537,613
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2024, the aggregate value of Rule 144A securities was $5,211,979, which represents 9.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2024.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California Fund	August 31, 2024
	Principal amount°	Value (US $)
Municipal Bonds — 97.79%
Education Revenue Bonds — 18.26%
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	1,500,000	$ 1,537,830
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,700,000	1,735,003
(Stanford University)
Series U-7 5.00% 6/1/46	2,985,000	3,714,534
Series V-1 5.00% 5/1/49	2,995,000	3,719,970
Series V-2 2.25% 4/1/51	1,130,000	738,557
Series V-2 5.00% 4/1/51	500,000	620,760
California Enterprise Development Authority Revenue
(Curtis School Foundation Project) 4.00% 6/1/49	1,000,000	962,890
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	1,480,000	1,502,052
California Municipal Finance Authority Revenue
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	501,990
(Biola University) 5.00% 10/1/39	1,000,000	1,034,350
(California Baptist University)
Series A 144A 5.00% 11/1/46 #	500,000	500,875
Series A 144A 5.375% 11/1/40 #	1,000,000	1,010,510
(CHF - Davis I, LLC - West Village Student Housing Project)
4.00% 5/15/48 (BAM)	300,000	290,376
5.00% 5/15/48	1,000,000	1,027,540
(Emerson College) Series B 5.00% 1/1/32	1,000,000	1,041,160
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	820,445
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/46 #	670,000	668,184
Series A 144A 5.00% 7/1/49 #	300,000	300,702
(Southwestern Law School) 4.00% 11/1/41	575,000	549,367
(The Creative Center of Los Altos Project - Pinewood School and Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	453,015

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Westside Neighborhood School Project) 144A 6.20% 6/15/54 #	1,650,000	$ 1,779,228
California School Finance Authority Revenue
Series A 144A 6.00% 6/1/63 #	500,000	511,335
(Aspire Public Schools-Obligated Group)
144A 5.00% 8/1/41 #	225,000	226,321
Series A 144A 5.00% 8/1/45 #	715,000	718,060
(Camino Nuevo Charter Academy - Obligated Group) Series A 144A 5.25% 6/1/53 #	1,000,000	1,022,480
(Classical Academies Project) Series A 144A 5.00% 10/1/50 #	250,000	253,360
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	433,985
(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	1,002,490
(Escuela Popular Project) 144A 6.50% 7/1/50 #	90,000	92,247
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	1,250,000	1,263,550
(Green Dot Public Schools California Projects)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,010,050
Series A 144A 5.00% 8/1/48 #	250,000	254,292
(Grimmway Schools - Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	507,200
(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	700,000	730,331
(Hawking Steam Charter School Project) Series A 144A 5.50% 7/1/62 #	775,000	798,746
(HTH Learning Project) Series A 144A 5.00% 7/1/49 #	300,000	301,704
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	575,167
(John Adams Academies - Obligated Group) Series A 144A 5.00% 7/1/52 #	1,000,000	977,870
(KIPP LA Projects) Series A 144A 5.125% 7/1/44 #	1,000,000	1,000,440
(Partnerships To Uplift Communities Project)
144A 5.25% 8/1/38 #	500,000	529,140
144A 5.50% 8/1/47 #	525,000	554,484
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.00% 6/1/43 #	280,000	288,753

Schedules of investments
Delaware Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.125% 6/1/53 #	500,000	$ 511,435
Series A 144A 5.375% 5/1/63 #	1,000,000	1,027,900
California State University Systemwide Revenue
Series A 3.00% 11/1/52	6,650,000	5,330,108
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	450,000	452,250
Series BK 5.00% 5/15/52	2,000,000	2,179,160
Series BS 5.00% 5/15/43	2,000,000	2,286,060
Series BS 5.00% 5/15/44	1,000,000	1,137,740
Series BV 5.00% 5/15/45	1,000,000	1,132,930
Regents of the University of California Limited Project Revenue
Series Q 3.00% 5/15/51	1,000,000	817,320
		52,436,246
Electric Revenue Bonds — 5.37%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	970,000	1,040,403
Los Angeles, California Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,037,010
Series C 5.00% 7/1/40	1,350,000	1,562,908
Series C 5.00% 7/1/42	2,665,000	3,037,114
Series C 5.00% 7/1/45	2,500,000	2,817,200
Series D 5.00% 7/1/26	2,000,000	2,092,760
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	189,000
Series A 5.05% 7/1/42 ‡	70,000	37,800
Series A 6.75% 7/1/36 ‡	185,000	99,900
Series AAA 5.25% 7/1/25 ‡	40,000	21,600
Series CCC 5.25% 7/1/27 ‡	325,000	175,500
Series TT 5.00% 7/1/32 ‡	340,000	183,600
Series TT 5.00% 7/1/37 ‡	1,165,000	629,100
Series WW 5.00% 7/1/28 ‡	470,000	253,800
Series WW 5.25% 7/1/33 ‡	335,000	180,900
Series WW 5.50% 7/1/38 ‡	730,000	394,200
Series XX 4.75% 7/1/26 ‡	45,000	24,300
Series XX 5.25% 7/1/40 ‡	230,000	124,200

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.75% 7/1/36 ‡	150,000	$ 81,000
Series ZZ 4.75% 7/1/27 ‡	35,000	18,900
Series ZZ 5.25% 7/1/25 ‡	55,000	29,562
Southern California Public Power Authority Revenue
(Southern Transmission System Renewal Project) 5.00% 7/1/53	1,250,000	1,392,213
		15,422,970
Healthcare Revenue Bonds — 14.74%
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	1,900,000	1,520,323
Series A 3.00% 8/15/51 (BAM)	1,910,000	1,607,074
(Children's Hospital Los Angeles) Series A 5.00% 8/15/47	500,000	511,420
(Children's Hospital of Orange County)
Series A 2.125% 11/1/41	2,500,000	1,775,550
Series A 5.00% 11/1/49	1,610,000	1,779,630
(CommonSpirit Health)
Series A 4.00% 4/1/45	1,280,000	1,229,478
Series A 4.00% 4/1/49	1,705,000	1,635,419
Series A 5.00% 12/1/44	550,000	611,110
Series A 5.00% 12/1/54	2,500,000	2,697,225
(Episcopal Communities & Services) Series B 5.25% 11/15/58	2,500,000	2,641,125
(Kaiser Permanente)
Subordinate Series A-2 4.00% 11/1/44	1,150,000	1,137,327
Subseries A-2 5.00% 11/1/47	3,400,000	4,126,478
(Lucile Salter Packard Children's Hospital At Stanford) Series A 4.00% 5/15/51	1,120,000	1,106,661
California Infrastructure & Economic Development Bank Revenue
(Adventist Health Energy Projects) Series A 5.25% 7/1/49	2,350,000	2,551,771
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	1,200,000	1,210,452
(Eisenhower Medical Center)
Series B 5.00% 7/1/37	250,000	256,610
Series B 5.00% 7/1/42	250,000	253,720

Schedules of investments
Delaware Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	$ 560,642
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	500,185
(Palomar Health Certificates) Series A 5.25% 11/1/52 (AGM)	500,000	535,075
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	629,250
Series A 4.00% 11/15/56	1,075,000	883,027
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/46 #	1,000,000	952,260
Series A 144A 5.00% 11/15/51 #	500,000	463,565
Series A 144A 5.00% 11/15/56 #	640,000	584,730
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	910,810
(Emanate Health) Series A 4.00% 4/1/45	500,000	491,680
(Enloe Medical Center) Series A 5.25% 8/15/52 (AGM)	2,000,000	2,165,380
(Front Porch Communities and Services) 4.00% 4/1/51	1,000,000	923,900
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	490,015
(John Muir Health)
Series A 5.00% 8/15/51	1,500,000	1,525,230
Series A 5.25% 12/1/54	1,250,000	1,399,937
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	454,290
Palomar Health, California Revenue
5.00% 11/1/47 (AGM)	500,000	513,810
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	486,478

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/32	900,000	$ 975,204
Washington Township Health Care District Revenue
Series A 3.75% 7/1/31	255,000	246,136
		42,342,977
Housing Revenue Bonds — 2.65%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,161,915
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	300,000	270,024
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	3,510,000	2,487,713
California Housing Finance Agency Revenue
Series 2019-2 Class A 4.00% 3/20/33	461,415	475,100
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,000,900
Series A 5.25% 5/15/49	1,200,000	1,200,924
Los Angeles, California Housing Authority Revenue
(Union Portfolio Project) Series A 3.25% 6/1/35	250,000	239,848
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	760,000	761,512
		7,597,936
Industrial Development Revenue/Pollution ControlRevenue Bonds — 11.05%
California Community Choice Financing Authority Revenue
(Clean Energy Project)
5.00% 5/1/54 •	2,500,000	2,708,575
Series A-1 5.00% 12/1/53 •	1,500,000	1,588,140
Series C 5.25% 1/1/54 •	2,000,000	2,146,800
Series D 5.50% 5/1/54 •	2,000,000	2,143,620

Schedules of investments
Delaware Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation - Stanislaus County Tobacco Funding Corporation) Series D 9.019% 6/1/55 ^	1,000,000	$ 80,860
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series A-4 144A 8.00% 1/1/50 (AMT) #, •	2,500,000	2,523,925
California M-S-R Energy Authority Revenue
Series C 6.50% 11/1/39	1,905,000	2,471,509
Series C 7.00% 11/1/34	300,000	378,717
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	300,000	4,050
(Poseidon Resources (ChannelSide) LP Desalination Project) 144A 5.00% 11/21/45 (AMT) #	940,000	941,645
(Waste Management Project) Series A1 3.375% 7/1/25 (AMT)	300,000	299,007
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	47,000,000	3,234,540
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 4.959% 6/1/66 ^	9,450,000	1,103,477
(Tobacco Settlement Asset-Backed) Series A-1 5.00% 6/1/51	3,500,000	3,635,380
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.596% 6/1/57 #, ^	8,500,000	689,520
Series F 144A 9.491% 6/1/57 #, ^	29,440,000	1,958,643
Long Beach, California Bond Finance Authority Natural Gas Purchase Revenue
Series A 5.50% 11/15/37	165,000	193,487
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	750,000	973,035
Southern California Public Power Authority Revenue
(Natural Gas Project) Series A 5.00% 11/1/33	295,000	313,830

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - 2nd Subordinate Lien) Series C 7.028% 6/1/46 ^	16,770,000	$ 3,445,900
(Capital Appreciation - 3rd Subordinate Lien) Series D 7.487% 6/1/46 ^	5,270,000	905,860
		31,740,520
Lease Revenue Bonds — 5.45%
California Enterprise Development Authority Revenue
(Mead Valley Wellness Village Project) Series A 5.50% 11/1/59	2,500,000	2,866,000
California State Public Works Board Revenue
Series E 3.00% 10/1/36 (AGM)	1,525,000	1,447,408
(Green Bonds) Series D 4.00% 5/1/47	2,520,000	2,531,793
(May Lee State Office Complex) Series A 5.00% 4/1/49	1,000,000	1,111,450
(Various Capital Projects)
Series B 4.00% 5/1/39	1,555,000	1,604,014
Series B 4.00% 5/1/46	1,000,000	1,006,340
Garden Grove Public Financing Authority Revenue
Series A 4.00% 4/1/54 (BAM)	1,500,000	1,469,550
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project) 4.25% 5/1/53	2,500,000	2,504,625
San Diego County, California Certificates of Participation Revenue
(County Public Health Laboratory and Capital Improvements) 5.00% 10/1/53	1,000,000	1,099,950
		15,641,130
Local General Obligation Bonds — 3.02%
Alameda, California Oakland Unified School District
Series A 5.25% 8/1/48 (AGM)	1,500,000	1,688,160
Anaheim City, California School District Capital Appreciation Election of 2002
4.58% 8/1/25 (NATL) ^	1,000,000	973,750

Schedules of investments
Delaware Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Bass Lake, California Joint Union Elementary School District Election of 2006
4.40% 8/1/45 (AGM) ^	2,025,000	$ 782,622
Long Beach, California Community College District
Series D 3.00% 8/1/38	1,250,000	1,155,750
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	979,110
San Bernardino and Los Angeles Counties, California Victor Valley Community College District Election of 2008
Series E 5.00% 8/1/51	1,445,000	1,586,075
San Diego County, California Unified School District
(Dedicated Unlimited Ad Valorem Property Tax Bonds) Series G-3 4.00% 7/1/53	1,500,000	1,493,895
		8,659,362
Pre-Refunded/Escrowed to Maturity Bonds — 1.61%
California Health Facilities Financing Authority Revenue
(Sutter Health) Series A 5.00% 8/15/43-25 §	1,000,000	1,024,410
California School Finance Authority Revenue
(Aspire Public Schools-Obligated Group) 144A 5.00% 8/1/41-25 #, §	25,000	25,533
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	160,000	176,741
Golden State, California Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/45-25 §	1,000,000	1,018,990
New Haven, California Unified School DistrictElection of 2014
Series A 5.00% 8/1/40-25 §	1,000,000	1,022,680
San Francisco Bay Area, California Subordinate Toll Bridge Authority Revenue
Series S-H 5.00% 4/1/44-29 §	1,000,000	1,118,070
San Francisco City & County, California Airports Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49-29 (AMT) §	20,000	20,643
Series E 4.00% 5/1/50-29 (AMT) §	215,000	221,917
		4,628,984

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 11.60%
City of Irvine, California Community Facilities District Revenue
(Great Park)
4.00% 9/1/58 (BAM)	750,000	$ 753,765
5.25% 9/1/53 (BAM)	1,000,000	1,114,940
City of Ontario, California Community Facilities District No. 28 Revenue
(New Haven Facilities - Area A) 5.00% 9/1/47	230,000	234,749
City of Sacramento County, California Transient Occupancy Tax Revenue
(Convention Center Complex) Senior Series A 5.00% 6/1/38	500,000	528,960
Commonwealth of Puerto Rico Revenue
1.724% 11/1/51 •	522,868	335,290
3.029% 11/1/43 •	6,180,032	3,916,595
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	5,720,408	5,570,054
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project)
Series A 4.00% 9/1/58 (BAM)	1,205,000	1,180,165
Series A 5.00% 9/1/48 (BAM)	1,000,000	1,108,780
Jurupa Valley, California Community Facilities District No. 36 Revenue
(Eastvale Area)
Series A 4.125% 9/1/42	200,000	195,598
Series A 4.25% 9/1/47	300,000	290,241
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	500,000	535,540
Orange County, California Community Facilities District No. 2023-1 Revenue
(Rienda Phase 2B) Series A 5.50% 8/15/53	500,000	538,950
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,780,000	2,759,122
Series A-1 5.00% 7/1/58	1,975,000	1,983,729
Series A-1 5.319% 7/1/51 ^	23,429,000	5,749,711
Series A-1 5.634% 7/1/46 ^	10,820,000	3,648,396

Schedules of investments
Delaware Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured) Series A-2 4.329% 7/1/40	1,595,000	$ 1,577,439
Tejon Ranch Public Facilities Finance Authority Revenue
(Tejon Industrial Complex Public Improvements - East) Series A 5.00% 9/1/54	1,000,000	1,044,550
Tulare Redevelopment Agency Successor Agency Revenue
Series A 4.00% 8/1/40 (BAM)	250,000	250,270
		33,316,844
State General Obligation Bonds — 9.63%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	1,901,743	1,807,531
Series A-1 4.00% 7/1/46	2,154,636	2,000,644
State of California
5.00% 9/1/44	1,500,000	1,695,135
5.25% 10/1/50	2,500,000	2,809,200
5.50% 8/1/54	2,250,000	2,604,870
(Various Purpose)
3.00% 3/1/46	3,000,000	2,503,290
4.00% 8/1/36	2,000,000	2,016,040
4.00% 9/1/42	1,750,000	1,789,462
5.00% 4/1/32	1,420,000	1,638,737
5.00% 9/1/36	2,695,000	3,133,234
5.00% 9/1/44	2,000,000	2,260,180
5.25% 10/1/45	3,000,000	3,409,710
		27,668,033
Transportation Revenue Bonds — 12.16%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue
(Senior) Series B 4.375% 7/1/49 (AMT) (AGM)	1,250,000	1,255,112
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	1,750,000	1,612,905
Series A 5.00% 12/31/43 (AMT)	1,000,000	1,018,840
City of Long Beach, California Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	500,880

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City of Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	1,545,000	$ 1,688,175
Series B 5.00% 5/15/46 (AMT)	300,000	303,534
Series B 5.00% 5/15/48	1,650,000	1,798,137
Series D 4.00% 5/15/41 (AMT)	3,000,000	2,945,460
Series D 5.00% 5/15/36 (AMT)	1,000,000	1,008,890
Series F 4.00% 5/15/49 (AMT)	2,000,000	1,920,120
Series H 4.00% 5/15/47 (AMT)	1,500,000	1,441,845
(Private Activity) Series G 5.00% 5/15/33 (AMT)	220,000	241,732
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Subseries B-1 3.95% 1/15/53	300,000	279,444
Subseries B-2 3.50% 1/15/53 (AGM)	500,000	448,895
(Junior Lien) Series C 4.00% 1/15/43	2,275,000	2,246,631
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	973,260
Series A 4.00% 1/15/46 (BAM)	1,000,000	1,002,730
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	375,000	381,037
Sacramento County, California Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	516,920
Subordinate Series B 5.00% 7/1/41	500,000	510,545
San Diego County, California Redevelopment Agency Revenue
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	325,000	325,933
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT) (BAM)	690,000	658,508
Series B 5.00% 7/1/37 (AMT)	2,000,000	2,055,040
(Private Activity) Series B 5.00% 7/1/46 (AMT)	1,500,000	1,566,855
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	2,005,000	1,922,033

Schedules of investments
Delaware Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco City & County, California Airports Commission Revenue
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	$ 1,065,150
Second Series A 5.25% 5/1/49 (AMT)	1,000,000	1,082,390
Series A 5.00% 5/1/42 (AMT)	1,930,000	1,970,241
Series E 4.00% 5/1/50 (AMT)	2,285,000	2,181,238
		34,922,480
Water & Sewer Revenue Bonds — 2.25%
Alameda and Contra Costa Counties, California East Bay Municipal Utility District Water System Revenue
Series A 5.00% 6/1/54	2,000,000	2,222,120
Arvin-Edison, California Water Storage District Revenue
4.00% 5/1/40	315,000	318,695
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	250,000	258,625
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/45	1,000,000	1,075,450
Series A 5.00% 1/1/46	885,000	947,340
San Jose Financing Authority Revenue
(Green Bonds) 5.00% 11/1/47	1,470,000	1,646,973
		6,469,203
Total Municipal Bonds (cost $278,146,715)		280,846,685

Short-Term Investments — 1.94%
Variable Rate Demand Notes — 1.94%¤
California Statewide Communities Development Authority Revenue
(Rady Children's Hospital - San Diego) Series B 3.50% 8/15/47 (LOC - Wells Fargo Bank, N.A.)	400,000	400,000
Los Angeles, California Department of Water & Power Revenue
3.65% 7/1/51 (SPA - TD Bank N.A.)	160,000	160,000
Subordinate Series A-2 3.65% 7/1/45 (SPA - Barclays Bank)	100,000	100,000

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Los Angeles, California Department of Water & Power Revenue
Subordinate Series B-3 3.65% 7/1/34 (SPA - Barclays Bank)	2,900,000	$ 2,900,000
(Power System) Series A-3 3.65% 7/1/35 (SPA - Bank of America, N.A.)	2,025,000	2,025,000
Total Short-Term Investments (cost $5,585,000)		5,585,000
Total Value of Securities—99.73% (cost $283,731,715)		$286,431,685
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2024, the aggregate value of Rule 144A securities was $35,589,893, which represents 12.39% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2024.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax

Schedules of investments
Delaware Tax-Free California Fund
Summary of abbreviations: (continued)
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
CSCDA – California Statewide Communities Development Authority
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Colorado Fund	August 31, 2024
	Principal amount°	Value (US $)
Municipal Bonds — 98.77%
Education Revenue Bonds — 14.10%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	3,990,000	$ 4,614,874
Series C 4.00% 3/1/47	1,065,000	1,041,133
Colorado Educational & Cultural Facilities Authority Revenue
(Alexander Dawson School - Nevada Project) 5.00% 5/15/29	1,230,000	1,261,353
(Ascent Classical Academy Charter Schools) Series A 144A 5.80% 4/1/54 #	1,000,000	1,045,970
(Aspen View Academy Project)
4.00% 5/1/51	500,000	446,860
4.00% 5/1/61	750,000	645,420
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	502,175
Series A 144A 5.25% 7/1/46 #	1,350,000	1,353,361
(Charter School - Skyview Academy Project) 144A 5.50% 7/1/49 #	870,000	870,313
(Charter School Project) 5.00% 7/15/37	1,150,000	1,151,414
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,001,680
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	950,000	864,737
144A 5.00% 12/1/55 #	1,000,000	892,990
(Golden View Classical Academy Project) 4.00% 1/1/52	1,115,000	938,953
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,000,260
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	420,000	420,227
5.00% 12/1/42	540,000	540,081
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,750,000	1,775,375
144A 5.00% 7/1/46 #	500,000	502,040
(Pinnacle Charter School Project) 5.00% 6/1/26	475,000	478,753
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	890,187
5.00% 11/1/54	1,500,000	1,496,865

Schedules of investments
Delaware Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Skyview Academy Project) 144A 5.375% 7/1/44 #	860,000	$ 860,301
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	404,392
Series A 4.00% 3/1/36	550,000	555,236
(University of Lab Charter School) 144A 5.00% 12/15/45 #	500,000	501,190
(Vail Mountain School Project) 5.00% 5/1/31	1,000,000	1,014,160
Colorado School of Mines Revenue
Series A 4.00% 12/1/49	1,500,000	1,486,860
Series A 5.00% 12/1/54	1,000,000	1,077,210
University of Colorado Revenue
(University Enterprise Refunding Revenue) Series C-4 4.00% 6/1/51	2,000,000	1,948,300
		31,582,670
Electric Revenue Bonds — 6.50%
Colorado Springs Utilities System Refunding Revenue
Series A 4.00% 11/15/50	2,035,000	1,978,346
Series B 5.25% 11/15/52	2,000,000	2,188,400
Colorado Springs Utilities System Revenue
Series A 5.25% 11/15/54	3,000,000	3,353,220
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,640,000	1,808,920
Loveland, Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	1,000,000	1,047,970
Platte River, Colorado Power Authority Revenue
Series JJ 5.00% 6/1/27	1,000,000	1,040,650
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	91,800
Series AAA 5.25% 7/1/25 ‡	95,000	51,300
Series CCC 5.25% 7/1/27 ‡	705,000	380,700
Series WW 5.00% 7/1/28 ‡	660,000	356,400
Series WW 5.25% 7/1/33 ‡	210,000	113,400
Series WW 5.50% 7/1/17 ‡	460,000	247,250
Series WW 5.50% 7/1/19 ‡	360,000	193,500
Series XX 4.75% 7/1/26 ‡	105,000	56,700

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40 ‡	1,840,000	$ 993,600
Series XX 5.75% 7/1/36 ‡	365,000	197,100
Series ZZ 4.75% 7/1/27 ‡	85,000	45,900
Series ZZ 5.00% 7/1/19 ‡	620,000	333,250
Series ZZ 5.25% 7/1/25 ‡	140,000	75,250
		14,553,656
Healthcare Revenue Bonds — 23.13%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	1,500,000	990,885
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	4,905,037
Series A 4.00% 11/15/43	2,290,000	2,276,145
Series A 4.00% 11/15/50	6,015,000	5,810,310
(American Baptist)
7.625% 8/1/33	150,000	113,705
8.00% 8/1/43	1,000,000	663,750
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,179,597
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,220,000	1,542,079
(CommonSpirit Health)
Series A 5.25% 12/1/54	2,000,000	2,201,160
Series A-1 4.00% 8/1/37	1,130,000	1,139,526
Series A-1 4.00% 8/1/38	120,000	120,514
Series A-2 4.00% 8/1/49 (BAM)	3,670,000	3,589,774
Series A-2 5.00% 8/1/37	1,500,000	1,591,440
(Covenant Living Communities and Services) Series A 4.00% 12/1/40	1,250,000	1,217,187
(Covenant Retirement Communities, Inc.) Series A 5.00% 12/1/35	1,000,000	1,003,500
(Craig Hospital Project) Series A 5.00% 12/1/47	1,830,000	1,946,113
(Frasier Project) Series A 4.00% 5/15/48	1,000,000	873,310
(Intermountain Health)
Series A 5.00% 5/15/54	1,000,000	1,057,950
Series E 3.80% 5/15/64	2,850,000	2,850,000
(Intermountain Healthcare)
Series A 5.00% 5/15/47	1,380,000	1,483,459

Schedules of investments
Delaware Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Intermountain Healthcare)
Series A 5.00% 5/15/52	1,195,000	$ 1,270,596
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,001,380
(National Jewish Health Project) 5.00% 1/1/27	300,000	300,054
(Sanford) Series A 5.00% 11/1/44	3,410,000	3,581,659
(SCL Health System) Series A 4.00% 1/1/37	3,470,000	3,522,501
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	628,993
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,020,500
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	691,131
Denver, Colorado Health & Hospital Authority Revenue
Series A 4.00% 12/1/39	1,000,000	931,040
Series A 4.00% 12/1/40	250,000	228,805
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/39	75,000	71,555
		51,803,655
Housing Revenue Bonds — 1.93%
Colorado Housing and Finance Authority Revenue
Multi-Family
Series A-1 4.80% 10/1/59	1,000,000	1,013,790
Series C-1 4.70% 10/1/59	750,000	752,318
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	2,500,000	2,548,100
		4,314,208
Industrial Development Revenue/Pollution ControlRevenue Bonds — 9.53%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	52,100,000	3,585,522

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
City & County of Denver, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	215,000	$ 215,036
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 3.00% 7/15/37	1,025,000	926,416
Series A 4.00% 7/15/34	1,100,000	1,128,545
Series A 4.00% 7/15/38	700,000	707,357
Series A 4.00% 7/15/39	1,500,000	1,510,770
Series A 4.00% 7/15/40	2,815,000	2,813,424
Series A 5.00% 7/15/32	1,045,000	1,141,871
Colorado Springs Utilities System Revenue
Series A 5.00% 11/15/49	1,200,000	1,321,524
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,697,293
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	5,288,870
		21,336,628
Lease Revenue Bonds — 2.24%
Colorado Higher Education Lease Purchase Financing Program Revenue
4.00% 9/1/41	1,000,000	1,003,520
Colorado State Department of Transportation Certificates of Participation Revenue
5.00% 6/15/34	660,000	681,107
5.00% 6/15/36	1,055,000	1,085,595
Denver, Colorado Health & Hospital Authority Revenue
(550 Acoma, Inc.) 4.00% 12/1/38	750,000	705,570
State of Colorado Revenue
4.00% 3/15/37	1,500,000	1,532,430
		5,008,222
Local General Obligation Bonds — 7.67%
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/46	1,370,000	1,368,465

Schedules of investments
Delaware Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	$ 1,157,154
Denver City & County, Colorado School District No. 1
Series A 5.00% 12/1/45	5,000,000	5,454,800
El Paso County School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,069,020
Grand River, Colorado Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,055,100
Jefferson County, Colorado School District No. R-1
5.25% 12/15/24	1,250,000	1,257,525
Prairie Center Metropolitan District No. 3
Series B 5.875% 12/15/46	1,000,000	1,080,350
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	2,000,000	1,604,320
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,052,390
Weld County, Colorado School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,089,380
		17,188,504
Pre-Refunded Bonds — 2.34%
Colorado Educational & Cultural Facilities Authority Revenue
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45-25 #, §	1,300,000	1,314,924
Colorado Health Facilities Authority Revenue
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,038,460
(Parkview Medical Center, Inc. Project) Series A 4.00% 9/1/50-30 §	1,750,000	1,879,780
		5,233,164
Special Tax Revenue Bonds — 18.55%
Arapahoe County, Riverpark Metropolitan District Revenue
6.00% 12/1/42	745,000	764,191
6.375% 12/1/54	1,250,000	1,289,563
City & County of Denver, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	969,100

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	$ 700,900
Series A 5.00% 11/1/31	1,495,000	1,563,307
Commonwealth of Puerto Rico Revenue
1.724% 11/1/51 •	404,681	259,501
3.029% 11/1/43 •	4,783,111	3,031,297
(Subordinate) 3.799% 11/1/51 •	1,306,663	687,631
Fountain Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,316,177
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	6,685,397	6,518,262
Lincoln Park Metropolitan District Douglas County, Colorado Revenue
5.00% 12/1/46 (AGM)	1,000,000	1,037,370
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	450,000	481,986
Plaza Metropolitan District No. 1, Colorado Revenue
144A 5.00% 12/1/40 #	1,265,000	1,265,000
Prairie Center Metropolitan District No. 3, Colorado Revenue
Series A 144A 5.00% 12/15/41 #	1,000,000	1,007,230
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.696% 7/1/46 ^	10,000,000	3,371,900
Series A-1 6.142% 7/1/51 ^	17,857,000	4,382,287
(Restructured)
Series A-1 4.75% 7/1/53	3,986,000	3,956,065
Series A-1 5.00% 7/1/58	2,910,000	2,922,862
Series A-2 4.536% 7/1/53	3,000,000	2,877,750
Southlands Metropolitan District No. 1, Colorado Revenue
Series A-1 5.00% 12/1/37	500,000	505,065
Series A-1 5.00% 12/1/47	300,000	300,534
Sterling Ranch Community Authority Board Revenue
(Senior) Series A 6.50% 12/1/54	1,000,000	1,046,030

Schedules of investments
Delaware Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Thornton, Colorado Development Authority Revenue
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	$ 486,935
Series B 5.00% 12/1/36	810,000	813,208
		41,554,151
State General Obligation Bonds — 0.98%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	1,422,839	1,352,352
Series A-1 4.00% 7/1/46	900,000	835,677
		2,188,029
Transportation Revenue Bonds — 7.89%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	696,822
Series A 4.00% 12/1/43 (AMT)	4,445,000	4,261,866
Series A 4.00% 12/1/48 (AMT)	400,000	374,288
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,571,340
Series A 5.00% 11/15/47 (AMT)	1,000,000	1,049,430
Series A 5.25% 12/1/43 (AMT)	2,000,000	2,086,500
Colorado Bridge & Tunnel Enterprise Revenue
(Senior Infrastructure) Series A 5.25% 12/1/49 (AGM)	2,000,000	2,230,980
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	3,250,000	3,251,657
(U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,145,008
		17,667,891
Water & Sewer Revenue Bonds — 3.91%
Arapahoe County of Colorado Water & Wastewater Authority Revenue
4.00% 12/1/36	3,000,000	3,070,140
Douglas County, Colorado Centennial Water & Sanitation District Revenue
4.00% 12/1/38	500,000	510,600
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/44	885,000	955,066

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AGM)	2,875,000	$ 2,746,775
Metro Wastewater Reclamation District, Colorado Revenue
Series A 3.00% 4/1/38	1,620,000	1,481,279
		8,763,860
Total Municipal Bonds (cost $223,389,272)		221,194,638
Number of shares
Short-Term Investments — 0.85%
Money Market Mutual Funds — 0.05%
Dreyfus Tax Exempt Cash Management - Institutional Shares (seven-day effective yield 2.87%)	98,262	98,262
98,262
	Principal amount°
Variable Rate Demand Note — 0.80%¤
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) Series F-2 3.80% 7/1/41 (LOC - TD, Bank N.A.)	1,800,000	1,800,000
		1,800,000
Total Short-Term Investments (cost $1,898,262)		1,898,262
Total Value of Securities—99.62% (cost $225,287,534)		$223,092,900
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2024, the aggregate value of Rule 144A securities was $14,926,678, which represents 6.67% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”

Schedules of investments
Delaware Tax-Free Colorado Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2024.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Idaho Fund	August 31, 2024
	Principal amount°	Value (US $)
Municipal Bonds — 99.31%
Education Revenue Bonds — 22.67%
Boise, Idaho State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	$ 511,835
Series A 5.00% 4/1/48	435,000	448,359
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,275,000	1,275,689
(Alturas International Academy Project) 4.00% 5/1/52	1,500,000	1,326,885
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	691,928
Series A 3.00% 5/1/41	3,150,000	2,589,867
Series A 4.00% 5/1/56	1,585,000	1,365,065
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	942,370
Series A 144A 6.00% 7/1/39 #	370,000	384,149
Series A 144A 6.00% 7/1/49 #	595,000	611,071
Series A 144A 6.00% 7/1/54 #	570,000	583,805
(Gem Prep: Meridian Project) Series A 4.00% 5/1/57	1,000,000	863,810
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	315,579
Series A 4.00% 5/1/50	520,000	462,951
Series A 4.00% 5/1/55	305,000	265,005
Series A 144A 5.00% 12/1/38 #	2,050,000	2,054,572
Series A 144A 5.00% 12/1/46 #	1,000,000	968,570
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	791,020
(North Star Charter School)
Series A 6.75% 7/1/48	529,151	541,004
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	538,583
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,000,000	2,683,170
Series A 4.00% 5/1/55	1,100,000	960,531
(Victory Charter School Project) Series A 144A 5.00% 7/1/39 #	1,500,000	1,502,340
(White Pine Charter School Project) Series A 5.75% 5/1/58	1,000,000	1,064,490
Idaho State University General Revenue
Series A 4.00% 4/1/37	350,000	357,399
Series A 4.50% 4/1/52	1,750,000	1,787,188
Series A 5.25% 4/1/42	605,000	672,923

Schedules of investments
Delaware Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho State University Revenue
3.00% 4/1/49	1,700,000	$ 1,361,989
The Regents of The University of Idaho General Revenue
Series A 4.00% 4/1/45 (BAM)	700,000	692,181
Series A 5.00% 4/1/35 (AGM)	580,000	645,645
University of Idaho Revenue
Unrefunded Series A 5.00% 4/1/41	340,000	356,439
		29,616,412
Electric Revenue Bonds — 4.62%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,009,060
Idaho Energy Resources Authority Revenue
(Idaho Falls Power Project) 5.00% 9/15/39	2,000,000	2,297,900
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	40,500
Series AAA 5.25% 7/1/25 ‡	45,000	24,300
Series CCC 5.25% 7/1/27 ‡	345,000	186,300
Series WW 5.00% 7/1/28 ‡	320,000	172,800
Series WW 5.50% 7/1/38 ‡	1,500,000	810,000
Series XX 4.75% 7/1/26 ‡	50,000	27,000
Series XX 5.25% 7/1/40 ‡	595,000	321,300
Series XX 5.75% 7/1/36 ‡	175,000	94,500
Series ZZ 4.75% 7/1/27 ‡	40,000	21,600
Series ZZ 5.25% 7/1/25 ‡	60,000	32,250
		6,037,510
Healthcare Revenue Bonds — 12.93%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	1,350,000	1,359,504
(St. Luke's Health System Project)
3.00% 3/1/51 (BAM)	3,300,000	2,604,063
4.00% 3/1/46 (BAM)	500,000	486,935
4.00% 3/1/51 (BAM)	2,210,000	2,099,610
Series A 3.00% 3/1/51	3,000,000	2,287,020
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	3,900,000	3,875,508
Series ID 5.00% 12/1/46	750,000	766,522
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	575,000	573,327

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Valley Vista Care Corporation)
Series A 5.25% 11/15/37	1,005,000	$ 888,993
Series A 5.25% 11/15/47	1,130,000	900,260
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 5.00% 9/1/43	1,000,000	1,047,970
		16,889,712
Housing Revenue Bonds — 6.80%
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,053,741
Series A 3.125% 7/1/54	2,000,000	1,484,120
Idaho Housing & Finance Association Revenue
Series A 4.50% 1/21/49	190,829	192,183
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 4.65% 1/1/54	2,985,000	2,990,313
Series A 4.75% 1/1/48	1,000,000	1,010,330
Series C 3.00% 1/1/43 (FHA)	400,000	333,668
Series C 4.80% 7/1/53	1,795,000	1,815,517
		8,879,872
Industrial Development Revenue/Pollution ControlRevenue Bonds — 4.07%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	30,000,000	2,064,600
Nez Perce County, Idaho Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	1,246,500
Power County, Idaho Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,006,500
		5,317,600
Lease Revenue Bonds — 6.70%
Boise, Idaho Urban Renewal Agency Revenue
5.00% 12/15/31	750,000	779,085
5.00% 12/15/32	750,000	778,582

Schedules of investments
Delaware Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	2,000,000	$ 2,014,520
Idaho Fish & Wildlife Foundation Revenue
(Idaho Department of Fish & Game Headquarters Office Project) 4.00% 12/1/39	1,040,000	1,053,811
(Idaho Department of Fish & Game Nampa Regional Office Project) 5.00% 12/1/41	200,000	210,634
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Project)
Series A 6.50% 2/1/26	420,000	420,731
Series A 7.00% 2/1/36	1,500,000	1,502,850
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	1,290,000	1,255,970
Nez Perce County, Idaho Annual Appropriation Certificates of Participation Revenue
5.00% 3/1/52	710,000	744,861
		8,761,044
Local General Obligation Bonds — 8.49%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/34	1,000,000	1,048,570
5.00% 8/1/35	1,160,000	1,215,784
5.00% 8/1/36	500,000	523,095
Canyon County, Idaho School District No. 139 Vallivue
5.00% 9/15/42	1,000,000	1,118,430
5.00% 9/15/43	2,000,000	2,227,820
(School Board Guaranteed) Series B 5.00% 9/15/24	1,480,000	1,480,933
City of Ketchum, Idaho
2.125% 9/15/41	500,000	358,185
Idaho Bond Bank Authority
Series A 4.00% 9/15/33	530,000	542,937
Series A 4.00% 9/15/37	1,000,000	1,011,990
Series C 5.00% 9/15/42	500,000	521,110

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Nez Perce County, Idaho Independent School DistrictNo. 1
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/36	1,000,000	$ 1,048,540
		11,097,394
Pre-Refunded Bonds — 1.29%
Ada & Canyon Counties, Idaho Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/35-27 §	1,100,000	1,167,232
Idaho State Building Authority Revenue
(State Office Campus Project) Series A 4.00% 9/1/48-27 §	500,000	521,080
		1,688,312
Resource Recovery Revenue Bond — 0.31%
Idawy, Idaho Solid Waste District Revenue
Series A 3.00% 1/1/50	550,000	406,197
		406,197
Special Tax Revenue Bonds — 22.61%
Commonwealth of Puerto Rico Revenue
1.724% 11/1/51 •	265,594	170,312
(Subordinate)
3.195% 11/1/43 •	3,139,170	1,989,449
3.799% 11/1/51 •	3,330,467	1,752,658
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	4,128,533	4,025,320
Idaho Bond Bank Authority
Series A 4.00% 9/15/39	230,000	233,956
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
5.00% 8/15/47	3,630,000	3,940,365
Series A 4.00% 8/15/48	2,370,000	2,336,322
Series A 5.00% 8/15/42	2,000,000	2,257,020
Series A 5.25% 8/15/48	1,620,000	1,806,527
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,567,531

Schedules of investments
Delaware Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.466% 7/1/46 ^	3,320,000	$ 1,119,471
Series A-1 5.974% 7/1/51 ^	7,109,000	1,744,620
(Restructured)
Series A-1 4.55% 7/1/40	875,000	877,082
Series A-1 4.75% 7/1/53	3,045,000	3,022,132
Series A-1 5.00% 7/1/58	691,000	694,054
		29,536,819
State General Obligation Bond — 0.35%
Commonwealth of Puerto Rico Revenue
(Restructured) Series A-1 4.00% 7/1/46	500,000	464,265
		464,265
Transportation Revenue Bonds — 6.29%
City of Boise, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	1,822,431
(Public Parking Facilities Project)
Series A 5.00% 9/1/46	1,000,000	1,077,530
Series A 5.00% 9/1/51	1,000,000	1,064,050
Idaho Housing & Finance Association Revenue
Series A 4.00% 7/15/39	2,735,000	2,750,617
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Bay Cruise Terminal project) Series A-3 6.75% 1/1/46 (AMT)	1,250,000	1,497,925
		8,212,553
Water & Sewer Revenue Bonds — 2.18%
City of Boise, Idaho Water Renewal Revenue
5.00% 9/1/51	2,000,000	2,140,860
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	650,000	705,276
		2,846,136
Total Municipal Bonds (cost $132,727,491)		129,753,826

	Number of shares	Value (US $)
Short-Term Investments — 1.61%
Money Market Mutual Funds — 1.61%
Dreyfus Tax Exempt Cash Management - Institutional Shares (seven-day effective yield 2.87%)	2,102,936	$ 2,102,811
Total Short-Term Investments (cost $2,102,811)		2,102,811
Total Value of Securities—100.92% (cost $134,830,302)		$131,856,637
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2024, the aggregate value of Rule 144A securities was $10,391,000, which represents 7.95% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
FMC – First Mile Connectivity
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TDF – Term Deposit Facility

Schedules of investments
Delaware Tax-Free Idaho Fund
Summary of abbreviations: (continued)
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York Fund	August 31, 2024
	Principal amount°	Value (US $)
Municipal Bonds — 96.48%
Education Revenue Bonds — 17.07%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project) 5.00% 6/1/64	1,000,000	$ 1,009,900
Buffalo & Erie County, New York Industrial Land Development Revenue
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	501,050
Build NYC, New York Resource Revenue
(Classical Charter Schools Project) Series A 4.75% 6/15/53	1,700,000	1,688,355
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	500,000	524,960
144A 5.75% 6/1/62 #	1,000,000	1,044,360
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	509,235
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	571,647
5.00% 7/1/42	1,365,000	1,428,609
(Manhattan College Project) 5.00% 8/1/47	500,000	504,720
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	360,000
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	249,980
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	500,000	499,970
(New World Preparatory Charter School Project)
Series A 144A 4.00% 6/15/51 #	315,000	257,916
Series A 144A 4.00% 6/15/56 #	450,000	358,781
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	756,157
Dutchess County, New York Local Development Revenue
(Vassar College Project) 5.00% 7/1/36	1,000,000	1,046,250
Madison County, New York Capital Resource Revenue
(Colgate University Refunding Project) Series B 5.00% 7/1/39	1,000,000	1,014,610

Schedules of investments
Delaware Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	$ 300,378
(True North Rochester Preparatory Charter School Project)
144A 5.00% 6/1/50 #	705,000	715,434
Series A 144A 5.00% 6/1/59 #	1,000,000	1,011,040
(University of Rochester Project)
Series A 4.00% 7/1/50	2,125,000	2,070,855
Series A 5.00% 7/1/53	1,000,000	1,090,510
Nassau County, New York Local Economic Assistance Revenue
(Roosevelt Children's Academy Charter School Project) Series A 5.00% 7/1/55	1,750,000	1,788,342
New York City, New York Trust for Cultural Resources Revenue
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	959,290
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 10/1/50	2,325,000	2,844,056
(Cornell University) Series A 5.50% 7/1/54	3,500,000	4,007,745
(New York University) 5.50% 7/1/40 (AMBAC)	740,000	879,697
New York State Dormitory Authority Revenue Non-State Supported Debt
Series A 5.00% 7/1/33	2,000,000	2,078,520
Series A 5.50% 5/1/49	1,000,000	1,100,410
(Hudson City School District) Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	375,746
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/37	2,200,000	2,317,458
Series A 5.00% 7/1/42	1,300,000	1,346,969
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	300,000	271,125
Saratoga County, New York Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	3,746,001
5.00% 7/1/48	1,000,000	1,043,020

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Tompkins County, New York Development Revenue
(Ithaca College Project) 5.00% 7/1/34	750,000	$ 758,048
Westchester County, New York Local Development Revenue
(Pace University) Series A 5.00% 5/1/34	1,725,000	1,732,280
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	795,000	797,083
Series A 5.00% 10/15/50	1,575,000	1,586,450
		45,146,957
Electric Revenue Bonds — 6.20%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	935,390
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,310,000	1,444,930
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/37	450,000	479,169
5.00% 9/1/38	2,000,000	2,123,080
5.00% 9/1/42	1,500,000	1,565,955
Series A 5.25% 9/1/54	1,250,000	1,397,000
Series B 5.00% 9/1/41	2,065,000	2,127,322
New York Power Authority Revenue
4.00% 11/15/40 (AGM)	1,000,000	1,028,010
Series A 5.125% 11/15/58 (AGM)	1,500,000	1,663,695
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	981,540
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	35,100
Series A 6.75% 7/1/36 ‡	625,000	337,500
Series AAA 5.25% 7/1/25 ‡	35,000	18,900
Series TT 5.00% 7/1/32 ‡	1,120,000	604,800
Series WW 5.25% 7/1/33 ‡	195,000	105,300
Series WW 5.50% 7/1/17 ‡	420,000	225,750
Series WW 5.50% 7/1/19 ‡	330,000	177,375

Schedules of investments
Delaware Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 4.75% 7/1/26 ‡	40,000	$ 21,600
Series XX 5.25% 7/1/40 ‡	1,430,000	772,200
Series ZZ 4.75% 7/1/27 ‡	30,000	16,200
Series ZZ 5.00% 7/1/19 ‡	570,000	306,375
Series ZZ 5.25% 7/1/25 ‡	50,000	26,875
		16,394,066
Healthcare Revenue Bonds — 7.45%
Buffalo & Erie County, New York Industrial Land Development Revenue
(Catholic Health System Project) Series N 5.25% 7/1/35	250,000	246,935
Build NYC, New York Resource Revenue
(The Children's Aid Society Project) 4.00% 7/1/49	1,000,000	952,760
Dutchess County, New York Local Development Revenue
(Nuvance Health) Series B 4.00% 7/1/49	3,000,000	2,870,970
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	275,000
Monroe County, New York Industrial Development Revenue
(Rochester General Hospital Project)
5.00% 12/1/36	405,000	413,784
5.00% 12/1/46	540,000	544,514
(Rochester Regional Health Project) Series A 4.00% 12/1/38	2,550,000	2,514,479
Nassau County, New York Local Economic Assistance Revenue
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	725,421
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	982,680
Series A 4.00% 9/1/45	2,000,000	1,890,940
Series A 4.00% 9/1/50	500,000	453,830
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,201,450

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(Orange Regional Medical Center Obligated Group) 144A 5.00% 12/1/34 #	700,000	$ 698,383
New York State Dormitory Authority Revenue Non-State Supported Debt Revenue
(Orange Regional Medical Center Obligated Group) 144A 5.00% 12/1/45 #	700,000	657,188
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project) Series A 5.125% 8/1/44	500,000	510,445
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/36	400,000	385,920
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	750,337
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	620,978
Series A 144A 5.00% 7/1/56 #	1,000,000	999,920
		19,695,934
Housing Revenue Bonds — 2.66%
New York City, New York Housing Development Revenue
4.80% 2/1/53	1,750,000	1,770,650
(Sustainable Development Bonds)
Series A 5.00% 5/1/63	2,125,000	2,183,183
Series B-1 5.30% 11/1/53	2,000,000	2,082,780
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	1,000,000	1,010,890
		7,047,503
Industrial Development Revenue/Pollution ControlRevenue Bonds — 9.00%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	48,900,000	3,365,298

Schedules of investments
Delaware Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.23% 6/1/60 #, ^	65,350,000	$ 3,170,128
New York City, New York Industrial Development Agency Revenue
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,045,000	1,045,303
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AGM)	1,000,000	870,660
Series A 4.00% 3/1/45 (AGM)	1,000,000	979,630
(Yankee Stadium Projects) Series A 3.00% 3/1/49 (AGM)	3,440,000	2,677,146
New York Counties Tobacco Trust V Pass-Through Revenue
Series 4B 144A 0.971% 6/1/60 #, ♦, ^	39,000,000	1,787,760
New York State Urban Development Revenue
Series A 5.00% 3/15/48	1,500,000	1,637,115
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	750,000	742,553
(Delta Airlines Inc. LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	2,015,000	2,072,024
Suffolk County, New York Tobacco Asset Securitization Revenue
Senior Series A-2 4.00% 6/1/50	1,595,000	1,464,003
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	1,250,000	1,308,575
TSASC, New York
Fiscal 2017 Senior Series A 5.00% 6/1/41	1,900,000	1,937,411
Westchester County, New York Tobacco Asset Securitization Revenue
Subordinate Series C 5.00% 6/1/45	750,000	734,677
		23,792,283
Lease Revenue Bonds — 5.19%
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,062,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,620,000	$ 1,233,581
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	4,000,000	4,003,320
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	500,875
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	1,500,000	1,504,620
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,685,150
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	1,500,000	1,186,575
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	2,000,000	1,556,560
		13,732,681
Local General Obligation Bonds — 2.93%
New York City, New York
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,053,950
Fiscal 2023 Subordinate Series B-1 5.25% 10/1/47	1,500,000	1,649,145
Fiscal 2024 Series C 5.25% 3/1/53	1,500,000	1,656,435
Series D 4.00% 4/1/50	1,825,000	1,783,919
Series D 5.00% 4/1/44	500,000	552,160
Series F-1 3.00% 3/1/51 (BAM)	1,360,000	1,057,754
		7,753,363
Resource Recovery Revenue Bond — 0.54%
Niagara Area, New York Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,438,200
		1,438,200
Special Tax Revenue Bonds — 24.94%
Commonwealth of Puerto Rico Revenue
1.724% 11/1/51 •	558,938	358,419
(Subordinate)
3.097% 11/1/43 •	6,606,362	4,186,782
3.799% 11/1/51 •	955,735	502,956

Schedules of investments
Delaware Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	5,251,892	$ 5,110,916
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	212,585
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt) Series A 4.00% 2/15/44	2,875,000	2,849,930
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	535,540
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	2,005,800
Series A-1 5.00% 8/1/42	5,220,000	5,477,189
(Subordinate Bonds) Series A-3 3.00% 5/1/45	2,000,000	1,657,260
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,018,390
5.00% 11/15/40	1,000,000	1,011,230
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Subseries B-2 5.00% 11/15/36	1,500,000	1,553,580
New York State Dormitory Authority Personal Income Tax Revenue
Series A 5.25% 3/15/52	1,500,000	1,665,720
(General Purpose)
Series A 4.00% 3/15/49	1,000,000	985,420
Series E 3.00% 3/15/50	3,000,000	2,371,680
Series E 4.00% 3/15/48	1,000,000	985,390
New York State Dormitory Authority Sales Tax Revenue
Series A 5.00% 3/15/52	2,500,000	2,727,800
New York State Thruway Authority State Personal Income Tax Revenue
(Climate Bond Certified - Green Bonds) Series C 5.00% 3/15/55	1,000,000	1,075,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	2,215,000	$ 1,738,509
New York Triborough Bridge & Tunnel Authority Revenue
Series B 5.00% 3/15/27	2,000,000	2,119,260
(MTA Bridges and Tunnels Climate Bond Certified - Green Bonds) Series D-2 5.50% 5/15/52	1,000,000	1,114,730
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax)
Series A 4.00% 5/15/48	2,000,000	1,969,740
Series A 4.00% 5/15/57	1,000,000	972,700
Subordinate Series A-1 5.25% 5/15/64	2,500,000	2,750,500
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.148% 7/1/46 ^	13,880,000	4,680,197
Series A-1 4.55% 7/1/40	444,000	445,057
Series A-1 4.75% 7/1/53	6,805,000	6,753,894
Series A-1 5.00% 7/1/58	3,665,000	3,681,199
Series A-1 5.504% 7/1/51 ^	6,855,000	1,682,286
Series A-2 4.329% 7/1/40	480,000	474,715
Series A-2 4.536% 7/1/53	1,330,000	1,275,803
		65,950,177
State General Obligation Bonds — 1.29%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,605,640	1,570,846
Series A-1 4.00% 7/1/46	1,980,000	1,838,489
		3,409,335
Transportation Revenue Bonds — 14.36%
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,462,550
(Climate Bond Certified - Green Bonds)
Series 1 4.00% 11/15/46	2,250,000	2,183,580
Series B 4.00% 11/15/50	1,000,000	956,120
Series E 4.00% 11/15/45	1,500,000	1,460,550
Subordinate Series C-1 5.25% 11/15/55	1,500,000	1,577,445
(Sustainable Bonds) Series A 5.25% 11/15/49	1,500,000	1,636,920

Schedules of investments
Delaware Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	$ 971,540
Series O 3.00% 1/1/51 (BAM)	2,000,000	1,576,300
Series P 5.25% 1/1/54	500,000	561,470
(Junior Indebtedness Obligation) Series B 4.00% 1/1/45	1,500,000	1,466,325
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project) 5.25% 6/30/60 (AMT) (AGM)	2,500,000	2,653,275
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.00% 7/1/41 (AMT)	2,000,000	1,999,900
Series A 5.25% 1/1/50 (AMT)	1,000,000	999,980
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/32 (AMT)	2,000,000	2,181,140
New York Transportation Development Special Facility Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.125% 6/30/60 (AGM) (AMT)	1,350,000	1,406,822
5.375% 6/30/60 (AMT)	2,000,000	2,087,020
5.50% 6/30/54 (AMT)	1,700,000	1,823,454
5.50% 6/30/60 (AMT)	2,750,000	2,931,142
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/38 (AMT)	340,000	362,675
Niagara, New York Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/35 (AMT)	775,000	808,248
Series A 5.00% 4/1/37 (AMT)	750,000	777,255
Series A 5.00% 4/1/39 (AMT)	350,000	360,871
Port Authority of New York & New Jersey Revenue
Series 244 5.00% 7/15/42	1,800,000	2,052,270
Series 244 5.00% 7/15/54	1,500,000	1,646,490
Two Hundred Twenty-First Series 4.00% 7/15/60 (AMT)	1,130,000	1,040,560
		37,983,902

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 4.85%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series BB 5.25% 6/15/54	2,500,000	$ 2,776,425
(Second General Resolution)
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,033,270
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,622,775
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	978,520
Fiscal 2020 Series GG-1 4.00% 6/15/50	1,000,000	982,370
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) Series B 5.00% 6/15/43	470,000	492,960
(New York Municipal Water Finance Authority Projects - Second Resolution Bonds) Series A 5.25% 6/15/53	2,500,000	2,814,700
New York State Environmental Facilities Revenue
(2010 Master Financing Program) Series B 5.00% 11/15/42	1,000,000	1,136,090
		12,837,110
Total Municipal Bonds (cost $253,125,179)		255,181,511

Short-Term Investments — 2.84%
Variable Rate Demand Notes — 2.84%¤
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
4.00% 6/15/50 (SPA - JPMorgan Chase Bank, N.A)	1,400,000	1,400,000
Series AA-3 3.80% 6/15/49 (SPA - TD Bank, N.A.)	700,000	700,000
Series DD-1 3.80% 6/15/43 (SPA - TD Bank, N.A.)	1,000,000	1,000,000
Subordinate Series BB-2 3.83% 6/15/44 (SPA - Mizuho Bank)	2,200,000	2,200,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Adjustable Rate Bonds) Subordinate Series C-4 3.90% 11/1/44 (SPA - Barclays Bank)	700,000	700,000
New York Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund Variable Rate Refunding Bonds) Series A2 3.80% 11/1/26	300,000	300,000

Schedules of investments
Delaware Tax-Free New York Fund
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
New York Triborough Bridge & Tunnel Authority Revenue
Series B 3.80% 1/1/32 (LOC - TD Bank, N.A.)	1,200,000	$ 1,200,000
Total Short-Term Investments (cost $7,500,000)		7,500,000
Total Value of Securities—99.32% (cost $260,625,179)		$262,681,511
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2024, the aggregate value of Rule 144A securities was $22,034,563, which represents 8.33% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2024.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by American Municipal Bond Assurance Corporation

Summary of abbreviations: (continued)
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	August 31, 2024
	Principal amount°	Value (US $)
Municipal Bonds — 98.63%
Education Revenue Bonds — 11.76%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University) 5.00% 10/15/47	1,500,000	$ 1,362,360
Bethlehem Redevelopment Authority Revenue
(Moravian University Project) Series 2024 5.50% 10/1/54	3,000,000	3,168,420
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,509,050
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,165,556
Series A 5.00% 12/15/51	770,000	771,247
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,000,250
5.00% 10/1/39	1,250,000	1,250,100
5.00% 10/1/44	1,000,000	999,920
(Westtown School) Series A 4.00% 1/1/52	2,250,000	2,115,518
City of Erie, Pennsylvania Higher Education Building Authority Revenue
(AICUP Financing Program - Gannon University Project) Series TT1 4.00% 5/1/41	475,000	415,259
Lehigh County, Pennsylvania General Purpose Authority Revenue
(Muhlenberg College Project) Series 2024 5.25% 2/1/54	1,350,000	1,435,725
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) 5.00% 5/1/42	2,500,000	2,563,475
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) Series VV1 5.75% 5/1/48	1,500,000	1,584,915
(Germantown Academy Project) Series A 4.00% 10/1/51	1,430,000	1,239,424

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(Villanova University Project) Series 2024 5.00% 8/1/49	1,500,000	$ 1,660,155
Pennsylvania Higher Educational Facilities Authority Revenue
(Ursinus College Project) Series A 5.00% 11/1/32	1,130,000	1,180,647
Pennsylvania State University
5.25% 9/1/53	3,000,000	3,327,900
5.25% 9/1/54	3,000,000	3,360,150
Series A 5.25% 9/1/52	2,000,000	2,200,640
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(International Apartments of Temple University)
Series A 5.375% 6/15/30 ‡	1,145,000	973,250
Series A 5.625% 6/15/42 ‡	3,000,000	2,550,000
(Saint Joseph's University Project) 5.50% 11/1/60	6,000,000	6,506,640
Swarthmore Borough, Pennsylvania Authority Revenue
(Swarthmore College) 5.00% 9/15/53	2,840,000	3,099,917
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,502,775
Series B 144A 6.00% 7/1/29 #	235,000	233,550
		49,176,843
Electric Revenue Bonds — 0.48%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	599,400
Series A 5.05% 7/1/42 ‡	400,000	216,000
Series WW 5.25% 7/1/33 ‡	1,055,000	569,700
Series WW 5.50% 7/1/38 ‡	1,190,000	642,600
		2,027,700
Healthcare Revenue Bonds — 32.05%
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	2,640,000	2,492,345

Schedules of investments
Delaware Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 5.00% 4/1/47	13,240,000	$ 13,529,558
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/38	1,125,000	1,129,500
Series A 4.00% 7/15/39	2,000,000	1,999,360
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
Series A 5.00% 5/15/37	1,365,000	1,387,277
Series A 5.00% 5/15/42	470,000	473,144
Series A 5.00% 5/15/47	600,000	601,302
Series C 5.00% 5/15/42	1,000,000	1,006,690
Series C 5.00% 5/15/47	1,000,000	1,002,170
Bucks County, Pennsylvania Industrial Development Authority Revenue
(St. Luke's University Health Network Project)
3.00% 8/15/53	3,000,000	2,227,260
4.00% 8/15/50	1,400,000	1,286,712
4.00% 8/15/50 (BAM)	1,600,000	1,536,736
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,592,337
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,342,306
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System) Series A 4.00% 9/1/50	2,060,000	1,920,002
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	2,810,580
(Diakon Lutheran Social Ministries) 5.00% 1/1/38	995,000	996,254
(Penn State Health) Series A 4.00% 11/1/44	5,000,000	4,831,350
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.375% 7/1/39 #	1,000,000	1,060,650

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare)
4.00% 7/15/45	1,495,000	$ 1,374,458
4.00% 7/15/48	2,000,000	1,760,320
Geisinger Authority, Pennsylvania Health System Revenue
(Geisinger Health System) Series A-2 5.00% 2/15/39	1,150,000	1,184,661
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	130,738
5.25% 7/1/35	250,000	250,783
5.50% 7/1/45	1,000,000	1,000,790
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	2,006,780
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,039,300
5.00% 11/1/36	510,000	528,906
5.00% 11/1/37	250,000	259,080
5.125% 11/1/38	3,500,000	3,811,395
Lehigh County, Pennsylvania General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	11,105,000	10,371,515
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) Series A 4.50% 1/1/45	2,000,000	1,935,140
Monroeville, Pennsylvania Finance Authority Revenue
Series B 4.00% 2/15/41	2,100,000	2,074,947
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	2,333,925
Series B 4.00% 5/1/47	4,000,000	3,776,080
Series B 4.00% 5/1/52	5,950,000	5,561,703
Series B 4.00% 5/1/56 (BAM)	2,550,000	2,379,354
Series B 5.00% 5/1/57	3,000,000	3,133,050

Schedules of investments
Delaware Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	$ 1,505,595
(Waverly Heights Project) Series 2019 4.00% 12/1/37	300,000	298,617
(Whitemarsh Continuing Care Retirement Community Project)
4.00% 1/1/25	75,000	74,840
5.375% 1/1/50	4,035,000	3,886,149
Series A 5.25% 1/1/48	1,000,000	954,650
Series A 5.375% 1/1/51	1,600,000	1,537,824
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,090,000	2,803,041
Northampton County, Pennsylvania General Purpose Authority Revenue
(St. Luke's University Health Network Project) Series A1 5.25% 8/15/53	1,500,000	1,631,700
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project) 5.00% 11/1/44	1,000,000	927,960
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	272,594
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	2,058,750
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-1 5.25% 7/1/49	2,750,000	2,914,395
Series B-2 5.25% 7/1/46	2,500,000	2,668,250
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	5,091,996
Series A 4.00% 2/15/52	1,710,000	1,604,647
Subordinate Series A-2 4.00% 5/15/48	2,250,000	2,150,145
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	7,660,000	7,387,610

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
Series A 4.00% 8/15/42	2,000,000	$ 1,977,360
Series B 4.00% 8/15/40	1,345,000	1,375,330
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,528,700
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,208,450
		133,997,061
Housing Revenue Bonds — 4.08%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	5,000,000	5,165,800
Series 143A 5.30% 4/1/44	4,645,000	4,897,967
Series 143A 5.45% 4/1/51	3,750,000	3,964,612
Series 146A 4.75% 4/1/53	3,000,000	3,025,500
		17,053,879
Industrial Development Revenue/Pollution ControlRevenue Bonds — 8.85%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	2,653,948
5.125% 5/1/30	750,000	808,065
5.75% 8/1/42 (AMT)	725,000	725,508
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	1,000,000	1,023,080
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project)
Series 2021 4.00% 12/1/46	1,330,000	1,299,756
Series 2021 4.00% 12/1/51	2,635,000	2,497,163

Schedules of investments
Delaware Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	95,000,000	$ 6,537,900
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AGM)	5,045,000	5,071,688
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,005,240
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	12,362,020
		36,984,368
Lease Revenue Bonds — 0.89%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
Series 2015 5.00% 12/31/29 (AMT)	500,000	513,970
Series 2015 5.00% 12/31/34 (AMT)	2,115,000	2,164,766
Philadelphia, Pennsylvania Municipal Authority Revenue
(Juvenile Justice Services Center) 5.00% 4/1/38	1,000,000	1,036,490
		3,715,226
Local General Obligation Bonds — 3.42%
City of Philadelphia, Pennsylvania
5.00% 8/1/41	1,260,000	1,304,163
Series A 4.00% 5/1/42	500,000	490,330
City of Pittsburgh, Pennsylvania
5.00% 9/1/41	1,000,000	1,081,910
5.00% 9/1/42	1,000,000	1,077,420
5.00% 9/1/43	500,000	536,320
Council Rock, Pennsylvania School District
4.00% 11/15/52	2,975,000	2,904,046
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,327,590

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Township of Lower Paxton, Pennsylvania
Series A 4.00% 4/1/50	1,100,000	$ 1,070,905
West Branch Area School District, Pennsylvania
4.00% 5/15/41 (AGM)	930,000	929,777
4.00% 5/15/44 (AGM)	1,595,000	1,559,511
		14,281,972
Pre-Refunded/Escrowed to Maturity Bonds — 0.84%
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38-25 §	415,000	428,853
5.00% 5/15/43-25 §	500,000	516,690
5.00% 5/15/48-25 §	1,000,000	1,033,380
Cumberland County, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries) 5.00% 1/1/38-25 §	1,005,000	1,011,261
Pennsylvania Higher Educational Facilities Authority Revenue
(University of the Arts) 5.20% 3/15/25 (AGC)	515,000	521,334
Philadelphia, Pennsylvania School District
Series F 5.00% 9/1/38-26 §	5,000	5,236
		3,516,754
Special Tax Revenue Bonds — 19.14%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	4,300,000	4,334,185
(Forward Delivery) 5.00% 5/1/42	2,000,000	2,075,640
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	802,000	780,466
Commonwealth of Puerto Rico Revenue
1.724% 11/1/51 •	785,142	503,473
2.859% 11/1/43 •	9,279,961	5,881,175
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	16,420,643	16,010,127

Schedules of investments
Delaware Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	5,040,000	$ 5,255,561
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	1,510,000	1,512,733
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	7,858,000	7,798,986
Series A-1 5.00% 7/1/58	5,000,000	5,022,100
Series A-1 5.614% 7/1/46 ^	26,050,000	8,783,800
Series A-1 5.716% 7/1/51 ^	16,638,000	4,083,132
Series A-2 4.329% 7/1/40	5,201,000	5,143,737
Series A-2 4.536% 7/1/53	1,000,000	959,250
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	10,000,000	10,882,900
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,000,000	1,004,650
		80,031,915
State General Obligation Bonds — 1.98%
Commonwealth of Pennsylvania
4.00% 10/1/39	1,000,000	1,024,760
Series D 4.00% 8/15/34	1,370,000	1,378,316
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	2,172,745	2,125,662
Series A-1 4.00% 7/1/41	1,169,072	1,111,156
Series A-1 4.00% 7/1/46	2,830,000	2,627,740
		8,267,634
Transportation Revenue Bonds — 13.83%
Allegheny County, Pennsylvania Airport Authority Revenue
Series A 4.00% 1/1/38 (AMT)	1,400,000	1,381,268
Series A 5.00% 1/1/56 (AMT)	2,505,000	2,572,710
(Pittsburgh International Airport) Series A 5.50% 1/1/53 (AGM) (AMT)	1,260,000	1,370,918

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City of Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,125,000	$ 3,001,375
5.00% 7/1/51 (AMT)	3,000,000	3,097,260
Series A 4.00% 7/1/33	10,000,000	10,366,500
Delaware River Joint Toll Bridge Commission Revenue
(Pennsylvania - New Jersey) 5.00% 7/1/42	5,000,000	5,187,200
Pennsylvania Economic Development Financing Authority Revenue
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,386,235
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	741,879
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	765,962
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 5.00% 12/1/46	2,750,000	2,960,293
Pennsylvania Turnpike Commission Revenue
Series A 4.00% 12/1/38	2,250,000	2,298,960
Series A 5.00% 12/1/44	2,000,000	2,106,700
Series A-1 5.00% 12/1/45	1,000,000	1,007,320
Series C 3.00% 12/1/51	2,825,000	2,208,952
Series C 5.00% 12/1/44	1,000,000	1,115,710
Subordinate Series A 3.00% 12/1/42	2,000,000	1,723,760
Subordinate Series A 4.00% 12/1/49 (AGM)	2,375,000	2,306,624
Subordinate Series B 3.00% 12/1/51	7,550,000	5,883,790
Subordinate Series B 4.00% 12/1/51	1,200,000	1,124,904
(Subordinate) Series A 4.00% 12/1/43 (BAM)	1,785,000	1,787,892
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-3 6.50% 1/1/41 (AMT)	2,000,000	2,392,440
Susquehanna Area, Pennsylvania Regional Airport Authority Revenue
5.00% 1/1/38 (AMT)	1,000,000	1,015,810
		57,804,462
Water & Sewer Revenue Bonds — 1.31%
Allegheny County, Pennsylvania Sanitary Authority Revenue
5.00% 6/1/53	2,125,000	2,251,926

Schedules of investments
Delaware Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Lehigh County, Pennsylvania Water & Sewer Authority Revenue
(City of Allentown Concession) Series 2024 5.00% 12/1/40 (BAM)	2,820,000	$ 3,218,720
		5,470,646
Total Municipal Bonds (cost $408,094,734)		412,328,460

Short-Term Investments — 0.86%
Variable Rate Demand Notes — 0.86%¤
Lancaster County, Pennsylvania Hospital Authority Revenue
(Masonic Homes Project) Series D 3.90% 7/1/34 (LOC - JP Morgan Chase Bank)	1,800,000	1,800,000
Northampton County, Pennsylvania General Purpose Authority Revenue
(St. Luke's University Health Network Project) Series B 3.80% 8/15/54 (TD Bank, N.A.)	1,800,000	1,800,000
Total Short-Term Investments (cost $3,600,000)		3,600,000
Total Value of Securities—99.49% (cost $411,694,734)		$415,928,460
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2024, the aggregate value of Rule 144A securities was $12,266,050, which represents 2.93% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2024.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
 August 31, 2024
	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Assets:
Investments, at value*	$57,537,613	$286,431,685	$223,092,900
Cash	86,354	1,409,144	490,581
Dividend and interest receivable	510,745	2,910,932	2,256,061
Prepaid expenses	41,240	39,986	40,195
Receivable for fund shares sold	848	112,143	45,818
Other assets	617	959	1,741
Total Assets	58,177,417	290,904,849	225,927,296
Liabilities:
Payable for fund shares redeemed	83,033	798,049	938,843
Other accrued expenses	66,324	95,163	81,799
Investment management fees payable to affiliates	63,675	111,267	133,953
Distribution payable	14,459	71,235	56,133
Distribution fees payable to affiliates	9,915	20,903	28,808
Payable for securities purchased	—	2,599,403	750,000
Total Liabilities	237,406	3,696,020	1,989,536
Total Net Assets	$57,940,011	$287,208,829	$223,937,760
Net Assets Consist of:
Paid-in capital	$63,583,735	$288,941,925	$235,647,791
Total distributable earnings (loss)	(5,643,724)	(1,733,096)	(11,710,031)
Total Net Assets	$57,940,011	$287,208,829	$223,937,760

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund

Net Asset Value

Class A:
Net assets	$43,007,116	$88,231,281	$126,555,686
Shares of beneficial interest outstanding, unlimited authorization, no par	4,127,482	7,787,439	12,041,081
Net asset value per share	$10.42	$11.33	$10.51
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.91	$11.86	$11.01

Class C:
Net assets	$882,988	$2,572,662	$2,235,786
Shares of beneficial interest outstanding, unlimited authorization, no par	84,528	226,599	212,192
Net asset value per share	$10.45	$11.35	$10.54

Institutional Class:
Net assets	$14,049,907	$196,404,886	$95,146,288
Shares of beneficial interest outstanding, unlimited authorization, no par	1,348,537	17,332,150	9,052,488
Net asset value per share	$10.42	$11.33	$10.51
*Investments, at cost	$59,783,054	$283,731,715	$225,287,534
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Assets:
Investments, at value*	$131,856,637	$262,681,511	$415,928,460
Cash	—	571,268	1,501,473
Dividend and interest receivable	1,494,868	2,720,658	4,488,489
Receivable for fund shares sold	78,212	561,282	544,836
Prepaid expenses	56,213	39,969	40,534
Other assets	967	1,460	3,180
Total Assets	133,486,897	266,576,148	422,506,972
Liabilities:
Due to custodian	148,389	—	—
Payable for securities purchased	2,297,040	1,135,370	3,353,040
Payable for fund shares redeemed	186,749	596,791	559,133
Investment management fees payable to affiliates	89,813	118,889	215,741
Other accrued expenses	70,313	86,060	134,004
Distribution payable	18,930	124,498	94,828
Distribution fees payable to affiliates	17,788	37,932	74,223
Total Liabilities	2,829,022	2,099,540	4,430,969
Total Net Assets	$130,657,875	$264,476,608	$418,076,003
Net Assets Consist of:
Paid-in capital	$142,652,000	$266,426,628	$430,576,558
Total distributable earnings (loss)	(11,994,125)	(1,950,020)	(12,500,555)
Total Net Assets	$130,657,875	$264,476,608	$418,076,003

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund

Net Asset Value

Class A:
Net assets	$65,895,157	$163,179,928	$323,007,507
Shares of beneficial interest outstanding, unlimited authorization, no par	6,203,830	15,144,509	43,408,678
Net asset value per share	$10.62	$10.77	$7.44
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.12	$11.28	$7.79

Class C:
Net assets	$4,555,410	$4,612,781	$11,056,300
Shares of beneficial interest outstanding, unlimited authorization, no par	429,120	429,104	1,485,438
Net asset value per share	$10.62	$10.75	$7.44

Institutional Class:
Net assets	$60,207,308	$96,683,899	$84,012,196
Shares of beneficial interest outstanding, unlimited authorization, no par	5,666,931	8,980,283	11,298,226
Net asset value per share	$10.62	$10.77	$7.44
*Investments, at cost	$134,830,302	$260,625,179	$411,694,734
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
 Year ended August 31, 2024
	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Investment Income:
Interest	$2,566,999	$10,896,029	$9,327,837
Dividends	—	—	29,634
	2,566,999	10,896,029	9,357,471

Expenses:
Management fees	285,887	1,331,456	1,157,984
Distribution expenses — Class A	108,656	200,334	308,213
Distribution expenses — Class C	8,788	24,395	26,869
Registration fees	68,968	74,064	61,733
Audit and tax fees	45,921	46,179	45,921
Accounting and administration expenses	28,283	59,328	52,102
Dividend disbursing and transfer agent fees and expenses	26,490	142,036	121,457
Legal fees	19,348	76,409	42,942
Reports and statements to shareholders expenses	10,338	37,986	14,445
Trustees’ fees	2,540	10,385	8,233
Custodian fees	703	2,547	6,439
Other	10,190	42,104	23,327
	616,112	2,047,223	1,869,665
Less expenses waived	(159,372)	(481,977)	(328,030)
Less expenses paid indirectly	(722)	(2,618)	(1,292)
Total operating expenses	456,018	1,562,628	1,540,343
Net Investment Income (Loss)	2,110,981	9,333,401	7,817,128

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,441,220)	(1,651,543)	(984,903)
Net change in unrealized appreciation (depreciation) on investments	4,873,284	15,010,486	12,295,771
Net Realized and Unrealized Gain (Loss)	3,432,064	13,358,943	11,310,868
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,543,045	$22,692,344	$19,127,996
See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Investment Income:
Interest	$5,299,829	$10,194,237	$18,515,114
Dividends	45,614	—	—
	5,345,443	10,194,237	18,515,114

Expenses:
Management fees	682,199	1,243,158	2,145,047
Distribution expenses — Class A	163,561	360,723	763,530
Distribution expenses — Class C	44,961	32,091	95,518
Dividend disbursing and transfer agent fees and expenses	72,129	124,190	221,613
Registration fees	67,963	70,555	68,879
Audit and tax fees	45,921	45,921	45,921
Accounting and administration expenses	39,346	55,186	79,963
Legal fees	28,206	44,769	58,692
Reports and statements to shareholders expenses	11,151	16,736	6,318
Trustees’ fees	4,441	9,763	17,137
Custodian fees	1,455	2,225	3,577
Other	13,962	16,030	29,935
	1,175,295	2,021,347	3,536,130
Less expenses waived	(206,159)	(377,105)	(390,344)
Less expenses paid indirectly	(1,158)	(2,453)	(3,741)
Total operating expenses	967,978	1,641,789	3,142,045
Net Investment Income (Loss)	4,377,465	8,552,448	15,373,069

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(393,049)	(1,539,340)	(833,634)
Net change in unrealized appreciation (depreciation) on investments	6,872,458	12,312,676	20,655,283
Net Realized and Unrealized Gain (Loss)	6,479,409	10,773,336	19,821,649
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,856,874	$19,325,784	$35,194,718
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Arizona Fund
	Year ended
	8/31/24	8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,110,981	$2,203,289
Net realized gain (loss)	(1,441,220)	(1,651,704)
Net change in unrealized appreciation (depreciation)	4,873,284	(2,578,957)
Net increase (decrease) in net assets resulting from operations	5,543,045	(2,027,372)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,542,571)	(1,643,098)
Class C	(24,486)	(23,479)
Institutional Class	(487,159)	(500,798)
	(2,054,216)	(2,167,375)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	2,013,642	3,574,099
Class C	257,270	203,897
Institutional Class	4,530,733	4,382,454

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,365,808	1,466,847
Class C	24,486	23,475
Institutional Class	468,511	479,748
	8,660,450	10,130,520

	Year ended
	8/31/24	8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,679,770)	$(13,153,564)
Class C	(288,916)	(448,544)
Institutional Class	(4,498,926)	(9,951,656)
	(13,467,612)	(23,553,764)
Decrease in net assets derived from capital share transactions	(4,807,162)	(13,423,244)
Net Decrease in Net Assets	(1,318,333)	(17,617,991)

Net Assets:
Beginning of year	59,258,344	76,876,335
End of year	$57,940,011	$59,258,344
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free California Fund
	Year ended
	8/31/24	8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$9,333,401	$6,649,150
Net realized gain (loss)	(1,651,543)	(1,542,727)
Net change in unrealized appreciation (depreciation)	15,010,486	(3,894,500)
Net increase (decrease) in net assets resulting from operations	22,692,344	1,211,923

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,886,232)	(2,431,975)
Class C	(69,595)	(59,702)
Institutional Class	(6,126,580)	(4,027,340)
	(9,082,407)	(6,519,017)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	21,114,312	12,292,940
Class C	567,766	375,687
Institutional Class	85,705,446	90,167,613

Net assets from reorganization:[1]
Class A	7,161,531	—
Class C	357,099	—
Institutional Class	4,402,146	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,711,320	2,227,676
Class C	67,433	58,605
Institutional Class	5,591,014	3,500,222
	127,678,067	108,622,743

	Year ended
	8/31/24	8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(16,582,877)	$(14,852,977)
Class C	(561,654)	(844,429)
Institutional Class	(40,366,205)	(37,873,243)
	(57,510,736)	(53,570,649)
Increase in net assets derived from capital share transactions	70,167,331	55,052,094
Net Increase in Net Assets	83,777,268	49,745,000

Net Assets:
Beginning of year	203,431,561	153,686,561
End of year	$287,208,829	$203,431,561
[1]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Colorado Fund
	Year ended
	8/31/24	8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,817,128	$7,596,620
Net realized gain (loss)	(984,903)	(5,137,100)
Net change in unrealized appreciation (depreciation)	12,295,771	(3,603,204)
Net increase (decrease) in net assets resulting from operations	19,127,996	(1,143,684)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,380,176)	(4,466,012)
Class C	(75,489)	(99,573)
Institutional Class	(3,213,842)	(2,867,680)
	(7,669,507)	(7,433,265)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	13,056,225	7,142,609
Class C	319,105	265,872
Institutional Class	39,440,328	32,457,083

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,996,159	4,097,868
Class C	73,942	97,526
Institutional Class	2,975,770	2,685,949
	59,861,529	46,746,907

	Year ended
	8/31/24	8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(24,544,156)	$(21,503,738)
Class C	(1,399,457)	(1,948,138)
Institutional Class	(34,235,513)	(32,101,650)
	(60,179,126)	(55,553,526)
Decrease in net assets derived from capital share transactions	(317,597)	(8,806,619)
Net Increase (Decrease) in Net Assets	11,140,892	(17,383,568)

Net Assets:
Beginning of year	212,796,868	230,180,436
End of year	$223,937,760	$212,796,868
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Idaho Fund
	Year ended
	8/31/24	8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,377,465	$3,971,062
Net realized gain (loss)	(393,049)	(2,376,811)
Net change in unrealized appreciation (depreciation)	6,872,458	(2,403,529)
Net increase (decrease) in net assets resulting from operations	10,856,874	(809,278)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,209,529)	(2,049,712)
Class C	(117,825)	(117,116)
Institutional Class	(1,959,183)	(1,697,616)
	(4,286,537)	(3,864,444)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	11,510,477	16,995,143
Class C	1,034,787	705,381
Institutional Class	19,373,306	21,898,695

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,137,635	1,953,262
Class C	117,725	116,674
Institutional Class	1,820,272	1,607,629
	35,994,202	43,276,784

	Year ended
	8/31/24	8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,991,095)	$(18,952,998)
Class C	(1,348,873)	(1,109,842)
Institutional Class	(14,994,347)	(19,749,321)
	(32,334,315)	(39,812,161)
Increase in net assets derived from capital share transactions	3,659,887	3,464,623
Net Increase (Decrease) in Net Assets	10,230,224	(1,209,099)

Net Assets:
Beginning of year	120,427,651	121,636,750
End of year	$130,657,875	$120,427,651
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free New York Fund
	Year ended
	8/31/24	8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$8,552,448	$6,974,865
Net realized gain (loss)	(1,539,340)	(2,131,943)
Net change in unrealized appreciation (depreciation)	12,312,676	(4,834,624)
Net increase (decrease) in net assets resulting from operations	19,325,784	8,298

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,194,525)	(4,350,900)
Class C	(90,774)	(78,647)
Institutional Class	(3,023,666)	(2,350,712)
	(8,308,965)	(6,780,259)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	46,696,952	25,930,760
Class C	3,377,365	548,305
Institutional Class	43,367,004	36,258,510

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,427,555	3,637,579
Class C	85,382	65,957
Institutional Class	2,480,719	2,018,704
	100,434,977	68,459,815

	Year ended
	8/31/24	8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(25,723,308)	$(25,172,845)
Class C	(1,729,368)	(1,546,228)
Institutional Class	(20,768,673)	(32,708,869)
	(48,221,349)	(59,427,942)
Increase in net assets derived from capital share transactions	52,213,628	9,031,873
Net Increase in Net Assets	63,230,447	2,259,912

Net Assets:
Beginning of year	201,246,161	198,986,249
End of year	$264,476,608	$201,246,161
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Pennsylvania Fund
	Year ended
	8/31/24	8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$15,373,069	$14,824,610
Net realized gain (loss)	(833,634)	(10,953,077)
Net change in unrealized appreciation (depreciation)	20,655,283	(3,634,903)
Net increase (decrease) in net assets resulting from operations	35,194,718	236,630

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(12,221,796)	(11,855,458)
Class C	(302,591)	(280,340)
Institutional Class	(2,909,620)	(2,688,812)
	(15,434,007)	(14,824,610)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	66,616,955	90,808,169
Class C	5,052,511	1,929,675
Institutional Class	39,556,013	30,568,725

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	11,017,413	10,596,263
Class C	295,898	271,565
Institutional Class	2,796,789	2,610,502
	125,335,579	136,784,899

	Year ended
	8/31/24	8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(78,410,593)	$(120,653,920)
Class C	(3,662,600)	(3,528,529)
Institutional Class	(25,064,042)	(39,578,290)
	(107,137,235)	(163,760,739)
Increase (decrease) in net assets derived from capital share transactions	18,198,344	(26,975,840)
Net Increase (Decrease) in Net Assets	37,959,055	(41,563,820)

Net Assets:
Beginning of year	380,116,948	421,680,768
End of year	$418,076,003	$380,116,948
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Arizona Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$9.78	$10.40	$12.09	$11.55	$11.70

0.37	0.33	0.30	0.31	0.33
0.63	(0.63)	(1.61)	0.55	(0.13)
1.00	(0.30)	(1.31)	0.86	0.20

(0.36)	(0.32)	(0.30)	(0.31)	(0.35)
—	—[2]	(0.08)	(0.01)	—
(0.36)	(0.32)	(0.38)	(0.32)	(0.35)

$10.42	$9.78	$10.40	$12.09	$11.55

10.39%	(2.84%)	(11.06%)	7.51%	1.79%

$43,007	$45,650	$56,882	$66,710	$62,186
0.84%	0.84%	0.84%	0.84%	0.84%
1.12%	1.10%	1.01%	1.00%	1.01%
3.65%	3.31%	2.70%	2.60%	2.87%
3.37%	3.05%	2.53%	2.44%	2.70%
18%	22%	30%	19%	36%

Financial highlights
Delaware Tax-Free Arizona Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$9.80	$10.43	$12.12	$11.58	$11.73

0.29	0.26	0.22	0.22	0.24
0.64	(0.64)	(1.61)	0.55	(0.12)
0.93	(0.38)	(1.39)	0.77	0.12

(0.28)	(0.25)	(0.22)	(0.22)	(0.27)
—	—[2]	(0.08)	(0.01)	—
(0.28)	(0.25)	(0.30)	(0.23)	(0.27)

$10.45	$9.80	$10.43	$12.12	$11.58

9.66%	(3.65%)	(11.70%)	6.70%	1.03%

$883	$834	$1,119	$1,527	$2,561
1.59%	1.59%	1.59%	1.59%	1.59%
1.87%	1.85%	1.76%	1.75%	1.76%
2.90%	2.56%	1.95%	1.85%	2.12%
2.62%	2.30%	1.78%	1.69%	1.95%
18%	22%	30%	19%	36%

Financial highlights
Delaware Tax-Free Arizona Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$9.78	$10.40	$12.09	$11.55	$11.70

0.39	0.36	0.33	0.34	0.36
0.63	(0.63)	(1.61)	0.55	(0.13)
1.02	(0.27)	(1.28)	0.89	0.23

(0.38)	(0.35)	(0.33)	(0.34)	(0.38)
—	—[2]	(0.08)	(0.01)	—
(0.38)	(0.35)	(0.41)	(0.35)	(0.38)

$10.42	$9.78	$10.40	$12.09	$11.55

10.66%	(2.60%)	(10.84%)	7.78%	2.05%

$14,050	$12,774	$18,875	$22,147	$15,072
0.59%	0.59%	0.59%	0.59%	0.59%
0.87%	0.85%	0.76%	0.75%	0.76%
3.90%	3.56%	2.95%	2.85%	3.12%
3.62%	3.30%	2.78%	2.69%	2.95%
18%	22%	30%	19%	36%

Financial highlights
Delaware Tax-Free California Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.68	$10.97	$12.64	$12.18	$12.49

0.41	0.39	0.35	0.37	0.38
0.64	(0.30)	(1.65)	0.46	(0.20)
1.05	0.09	(1.30)	0.83	0.18

(0.40)	(0.38)	(0.35)	(0.37)	(0.38)
—	—	(0.02)	—	(0.11)
(0.40)	(0.38)	(0.37)	(0.37)	(0.49)

$11.33	$10.68	$10.97	$12.64	$12.18

9.98%	0.87%	(10.48%)	6.88%	1.59%

$88,231	$69,093	$71,308	$86,059	$44,059
0.80%	0.81%	0.82%	0.86%	0.82%
1.00%	1.00%	0.99%	1.06%	1.03%
3.70%	3.62%	2.94%	2.95%	3.17%
3.50%	3.43%	2.77%	2.75%	2.96%
25%	22%	31%	14%	36%

Financial highlights
Delaware Tax-Free California Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.71	$11.00	$12.66	$12.21	$12.52

0.32	0.31	0.26	0.27	0.29
0.63	(0.30)	(1.64)	0.45	(0.20)
0.95	0.01	(1.38)	0.72	0.09

(0.31)	(0.30)	(0.26)	(0.27)	(0.29)
—	—	(0.02)	—	(0.11)
(0.31)	(0.30)	(0.28)	(0.27)	(0.40)

$11.35	$10.71	$11.00	$12.66	$12.21

9.05%	0.12%	(11.05%)	5.99%	0.83%

$2,573	$2,001	$2,479	$3,843	$6,829
1.55%	1.56%	1.57%	1.61%	1.57%
1.75%	1.75%	1.74%	1.81%	1.78%
2.95%	2.87%	2.19%	2.20%	2.42%
2.75%	2.68%	2.02%	2.00%	2.21%
25%	22%	31%	14%	36%

Financial highlights
Delaware Tax-Free California Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period[1]

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.69	$10.97	$12.64	$12.18	$12.49

0.43	0.42	0.38	0.40	0.41
0.63	(0.29)	(1.65)	0.46	(0.20)
1.06	0.13	(1.27)	0.86	0.21

(0.42)	(0.41)	(0.38)	(0.40)	(0.41)
—	—	(0.02)	—	(0.11)
(0.42)	(0.41)	(0.40)	(0.40)	(0.52)

$11.33	$10.69	$10.97	$12.64	$12.18

10.15%	1.22%	(10.26%)	7.14%	1.84%

$196,405	$132,338	$79,900	$45,996	$34,098
0.55%	0.56%	0.57%	0.61%	0.57%
0.75%	0.75%	0.74%	0.81%	0.78%
3.95%	3.87%	3.19%	3.20%	3.42%
3.75%	3.68%	3.02%	3.00%	3.21%
25%	22%	31%	14%	36%

Financial highlights
Delaware Tax-Free Colorado Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$9.92	$10.30	$11.70	$11.36	$11.48

0.37	0.35	0.30	0.29	0.33
0.58	(0.39)	(1.40)	0.34	(0.12)
0.95	(0.04)	(1.10)	0.63	0.21

(0.36)	(0.34)	(0.30)	(0.29)	(0.33)
(0.36)	(0.34)	(0.30)	(0.29)	(0.33)

$10.51	$9.92	$10.30	$11.70	$11.36

9.77%	(0.39%)	(9.49%)	5.64%	1.88%

$126,556	$127,477	$142,904	$164,258	$162,955
0.82%	0.82%	0.82%	0.83%	0.84%
0.98%	0.98%	0.96%	0.96%	0.96%
3.62%	3.43%	2.76%	2.54%	2.91%
3.46%	3.27%	2.62%	2.41%	2.79%
16%	34%	24%	10%	18%

Financial highlights
Delaware Tax-Free Colorado Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$9.94	$10.32	$11.73	$11.39	$11.51

0.30	0.27	0.22	0.21	0.24
0.59	(0.39)	(1.41)	0.34	(0.12)
0.89	(0.12)	(1.19)	0.55	0.12

(0.29)	(0.26)	(0.22)	(0.21)	(0.24)
(0.29)	(0.26)	(0.22)	(0.21)	(0.24)

$10.54	$9.94	$10.32	$11.73	$11.39

9.05%	(1.14%)	(10.22%)	4.85%	1.12%

$2,236	$3,111	$4,845	$6,758	$8,121
1.57%	1.57%	1.57%	1.58%	1.59%
1.73%	1.73%	1.71%	1.71%	1.71%
2.87%	2.68%	2.01%	1.79%	2.16%
2.71%	2.52%	1.87%	1.66%	2.04%
16%	34%	24%	10%	18%

Financial highlights
Delaware Tax-Free Colorado Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$9.92	$10.30	$11.70	$11.36	$11.48

0.40	0.37	0.33	0.32	0.36
0.58	(0.39)	(1.40)	0.34	(0.12)
0.98	(0.02)	(1.07)	0.66	0.24

(0.39)	(0.36)	(0.33)	(0.32)	(0.36)
(0.39)	(0.36)	(0.33)	(0.32)	(0.36)

$10.51	$9.92	$10.30	$11.70	$11.36

10.05%	(0.14%)	(9.27%)	5.91%	2.14%

$95,146	$82,209	$82,431	$76,092	$51,941
0.57%	0.57%	0.57%	0.58%	0.59%
0.73%	0.73%	0.71%	0.71%	0.71%
3.87%	3.68%	3.01%	2.79%	3.16%
3.71%	3.52%	2.87%	2.66%	3.04%
16%	34%	24%	10%	18%

Financial highlights
Delaware Tax-Free Idaho Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.06	$10.44	$11.91	$11.52	$11.65

0.36	0.34	0.30	0.30	0.33
0.55	(0.39)	(1.47)	0.39	(0.13)
0.91	(0.05)	(1.17)	0.69	0.20

(0.35)	(0.33)	(0.30)	(0.30)	(0.33)
(0.35)	(0.33)	(0.30)	(0.30)	(0.33)

$10.62	$10.06	$10.44	$11.91	$11.52

9.19%	(0.51%)	(10.00%)	6.03%	1.77%

$65,895	$64,691	$67,247	$71,345	$60,667
0.86%	0.86%	0.86%	0.86%	0.86%
1.03%	1.03%	1.01%	1.01%	1.02%
3.45%	3.27%	2.62%	2.53%	2.87%
3.28%	3.10%	2.47%	2.38%	2.71%
14%	25%	38%	17%	22%

Financial highlights
Delaware Tax-Free Idaho Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.06	$10.44	$11.90	$11.51	$11.64

0.28	0.26	0.21	0.21	0.24
0.55	(0.39)	(1.46)	0.39	(0.13)
0.83	(0.13)	(1.25)	0.60	0.11

(0.27)	(0.25)	(0.21)	(0.21)	(0.24)
(0.27)	(0.25)	(0.21)	(0.21)	(0.24)

$10.62	$10.06	$10.44	$11.90	$11.51

8.38%	(1.26%)	(10.59%)	5.24%	1.00%

$4,556	$4,532	$4,997	$6,453	$8,819
1.61%	1.61%	1.61%	1.61%	1.61%
1.78%	1.78%	1.76%	1.76%	1.77%
2.70%	2.52%	1.87%	1.78%	2.12%
2.53%	2.35%	1.72%	1.63%	1.96%
14%	25%	38%	17%	22%

Financial highlights
Delaware Tax-Free Idaho Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.07	$10.44	$11.91	$11.52	$11.65

0.38	0.36	0.32	0.33	0.36
0.54	(0.38)	(1.47)	0.39	(0.13)
0.92	(0.02)	(1.15)	0.72	0.23

(0.37)	(0.35)	(0.32)	(0.33)	(0.36)
(0.37)	(0.35)	(0.32)	(0.33)	(0.36)

$10.62	$10.07	$10.44	$11.91	$11.52

9.35%	(0.17%)	(9.77%)	6.29%	2.02%

$60,207	$51,205	$49,393	$51,125	$36,057
0.61%	0.61%	0.61%	0.61%	0.61%
0.78%	0.78%	0.76%	0.76%	0.77%
3.70%	3.52%	2.87%	2.78%	3.12%
3.53%	3.35%	2.72%	2.63%	2.96%
14%	25%	38%	17%	22%

Financial highlights
Delaware Tax-Free New York Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.23	$10.56	$12.06	$11.66	$11.86

0.39	0.37	0.31	0.29	0.33
0.53	(0.34)	(1.50)	0.45	(0.14)
0.92	0.03	(1.19)	0.74	0.19

(0.38)	(0.36)	(0.31)	(0.29)	(0.33)
—	—	—[2]	(0.05)	(0.06)
(0.38)	(0.36)	(0.31)	(0.34)	(0.39)

$10.77	$10.23	$10.56	$12.06	$11.66

9.14%	0.29%	(9.96%)	6.46%	1.68%

$163,180	$130,791	$130,721	$161,593	$42,514
0.80%	0.80%	0.80%	0.83%	0.80%
0.97%	0.98%	0.97%	1.01%	1.05%
3.71%	3.56%	2.78%	2.47%	2.86%
3.54%	3.38%	2.61%	2.29%	2.61%
21%	24%	30%	13%	31%

Financial highlights
Delaware Tax-Free New York Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.21	$10.53	$12.03	$11.63	$11.83

0.31	0.29	0.23	0.21	0.24
0.53	(0.33)	(1.50)	0.45	(0.14)
0.84	(0.04)	(1.27)	0.66	0.10

(0.30)	(0.28)	(0.23)	(0.21)	(0.24)
—	—	—[2]	(0.05)	(0.06)
(0.30)	(0.28)	(0.23)	(0.26)	(0.30)

$10.75	$10.21	$10.53	$12.03	$11.63

8.34%	(0.37%)	(10.66%)	5.68%	0.92%

$4,613	$2,757	$3,818	$4,720	$7,037
1.55%	1.55%	1.55%	1.58%	1.55%
1.72%	1.73%	1.72%	1.76%	1.80%
2.96%	2.81%	2.02%	1.72%	2.11%
2.79%	2.63%	1.85%	1.54%	1.86%
21%	24%	30%	13%	31%

Financial highlights
Delaware Tax-Free New York Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.22	$10.55	$12.06	$11.66	$11.85

0.41	0.39	0.34	0.32	0.36
0.54	(0.34)	(1.51)	0.45	(0.13)
0.95	0.05	(1.17)	0.77	0.23

(0.40)	(0.38)	(0.34)	(0.32)	(0.36)
—	—	—[2]	(0.05)	(0.06)
(0.40)	(0.38)	(0.34)	(0.37)	(0.42)

$10.77	$10.22	$10.55	$12.06	$11.66

9.52%	0.54%	(9.82%)	6.73%	2.03%

$96,684	$67,698	$64,447	$50,997	$38,394
0.55%	0.55%	0.55%	0.58%	0.55%
0.72%	0.73%	0.72%	0.76%	0.80%
3.96%	3.81%	3.03%	2.72%	3.11%
3.79%	3.63%	2.86%	2.54%	2.86%
21%	24%	30%	13%	31%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$7.06	$7.31	$8.34	$8.06	$8.25

0.28	0.27	0.22	0.23	0.25
0.38	(0.25)	(1.00)	0.32	(0.11)
0.66	0.02	(0.78)	0.55	0.14

(0.28)	(0.27)	(0.22)	(0.23)	(0.25)
—	—	(0.03)	(0.04)	(0.08)
(0.28)	(0.27)	(0.25)	(0.27)	(0.33)

$7.44	$7.06	$7.31	$8.34	$8.06

9.61%	0.29%	(9.59%)	7.04%	1.72%

$323,008	$307,781	$338,811	$384,915	$364,480
0.83%	0.84%	0.84%	0.83%	0.83%
0.93%	0.95%	0.94%	0.92%	0.92%
3.91%	3.75%	2.75%	2.86%	3.09%
3.81%	3.64%	2.65%	2.77%	3.00%
16%	35%	47%	32%	40%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$7.07	$7.31	$8.34	$8.06	$8.25

0.23	0.21	0.16	0.17	0.19
0.37	(0.24)	(1.00)	0.32	(0.11)
0.60	(0.03)	(0.84)	0.49	0.08

(0.23)	(0.21)	(0.16)	(0.17)	(0.19)
—	—	(0.03)	(0.04)	(0.08)
(0.23)	(0.21)	(0.19)	(0.21)	(0.27)

$7.44	$7.07	$7.31	$8.34	$8.06

8.64%	(0.33%)	(10.27%)	6.24%	0.95%

$11,056	$8,854	$10,540	$14,040	$19,009
1.58%	1.59%	1.59%	1.59%	1.59%
1.68%	1.70%	1.69%	1.68%	1.68%
3.16%	3.00%	1.99%	2.10%	2.33%
3.06%	2.89%	1.89%	2.01%	2.24%
16%	35%	47%	32%	40%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$7.06	$7.31	$8.33	$8.05	$8.25

0.30	0.29	0.24	0.25	0.27
0.38	(0.25)	(0.99)	0.32	(0.12)
0.68	0.04	(0.75)	0.57	0.15

(0.30)	(0.29)	(0.24)	(0.25)	(0.27)
—	—	(0.03)	(0.04)	(0.08)
(0.30)	(0.29)	(0.27)	(0.29)	(0.35)

$7.44	$7.06	$7.31	$8.33	$8.05

9.88%	0.53%	(9.26%)	7.31%	1.84%

$84,012	$63,482	$72,330	$72,333	$55,919
0.58%	0.59%	0.59%	0.59%	0.59%
0.68%	0.70%	0.69%	0.68%	0.68%
4.16%	4.00%	2.99%	3.10%	3.33%
4.06%	3.89%	2.89%	3.01%	3.24%
16%	35%	47%	32%	40%

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds	August 31, 2024
Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series:
Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each, a Fund or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund or Delaware Tax-Free Pennsylvania Fund you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation —  Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for each Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2024, and for all open tax years (years ended August 31, 2021–August 31, 2023), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds
1. Significant Accounting Policies (continued)
investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to each Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2024, each Fund earned the following amounts under this arrangement:
Fund	Custody credits
Delaware Tax-Free Arizona Fund	$697
Delaware Tax-Free California Fund	2,538
Delaware Tax-Free Colorado Fund	1,222
Delaware Tax-Free Idaho Fund	1,139
Delaware Tax-Free New York Fund	2,217
Delaware Tax-Free Pennsylvania Fund	3,492

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations”
under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2024, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Delaware Tax-Free Arizona Fund	$25
Delaware Tax-Free California Fund	80
Delaware Tax-Free Colorado Fund	70
Delaware Tax-Free Idaho Fund	19
Delaware Tax-Free New York Fund	236
Delaware Tax-Free Pennsylvania Fund	249
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment managers, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
On the first $500 million	0.5000%	0.5500%	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.4750%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2023 (except as noted) through December 30, 2024. These waivers and reimbursements may only be

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Delaware Tax-Free Arizona Fund	0.59%
Delaware Tax-Free California Fund	0.55%
Delaware Tax-Free Colorado Fund	0.57%
Delaware Tax-Free Idaho Fund	0.61%
Delaware Tax-Free New York Fund	0.55%
Delaware Tax-Free Pennsylvania Fund	0.58%*
*	Effective December 29, 2023. Prior to December 29, 2023, the expense limitation for Delaware Tax-Free Pennsylvania Fund was 0.59%.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from September 1, 2023 (except as noted) through December 30, 2024, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Delaware Tax-Free Arizona Fund	0.84%	1.59%	0.59%
Delaware Tax-Free California Fund	0.80%	1.55%	0.55%
Delaware Tax-Free Colorado Fund	0.82%	1.57%	0.57%
Delaware Tax-Free Idaho Fund	0.86%	1.61%	0.61%
Delaware Tax-Free New York Fund	0.80%	1.55%	0.55%
Delaware Tax-Free Pennsylvania Fund	0.83%*	1.58%*	0.58%*
*	Effective December 29, 2023. Prior to December 29, 2023, the expense limitation for Delaware Tax-Free Pennsylvania Fund were as follows for Class A, Class C, and Institutional Class, respectively: 0.84%, 1.59%, and 0.59%.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC’s annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion;

0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2024, each Fund paid for these services as follows:
Fund	Fees
Delaware Tax-Free Arizona Fund	$6,428
Delaware Tax-Free California Fund	14,359
Delaware Tax-Free Colorado Fund	12,948
Delaware Tax-Free Idaho Fund	9,282
Delaware Tax-Free New York Fund	13,666
Delaware Tax-Free Pennsylvania Fund	20,611
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2024, each Fund paid for these services as follows:
Fund	Fees
Delaware Tax-Free Arizona Fund	$3,740
Delaware Tax-Free California Fund	15,817
Delaware Tax-Free Colorado Fund	13,771
Delaware Tax-Free Idaho Fund	8,111
Delaware Tax-Free New York Fund	14,769
Delaware Tax-Free Pennsylvania Fund	25,502
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). Delaware Tax-Free Pennsylvania Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays DDLP, an annual 12b-1 fee of 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2024, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Delaware Tax-Free Arizona Fund	$3,165
Delaware Tax-Free California Fund	7,238
Delaware Tax-Free Colorado Fund	6,164
Delaware Tax-Free Idaho Fund	3,767
Delaware Tax-Free New York Fund	6,389
Delaware Tax-Free Pennsylvania Fund	31,382
For the year ended August 31, 2024, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Delaware Tax-Free Arizona Fund	$570
Delaware Tax-Free California Fund	4,257
Delaware Tax-Free Colorado Fund	3,683
Delaware Tax-Free Idaho Fund	5,483
Delaware Tax-Free New York Fund	6,830
Delaware Tax-Free Pennsylvania Fund	9,296

For the year ended August 31, 2024, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Delaware Tax-Free Arizona Fund	$3,896	$—
Delaware Tax-Free California Fund	4,434	—
Delaware Tax-Free Colorado Fund	376	47
Delaware Tax-Free Idaho Fund	18,187	388
Delaware Tax-Free New York Fund	9,986	—
Delaware Tax-Free Pennsylvania Fund	4,195	4,201
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the year ended August 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Delaware Tax-Free Arizona Fund	$10,080,161	$14,817,507
Delaware Tax-Free California Fund	115,008,142	59,521,734
Delaware Tax-Free Colorado Fund	32,276,287	34,836,930
Delaware Tax-Free Idaho Fund	21,708,987	16,787,940
Delaware Tax-Free New York Fund	95,218,133	45,498,171
Delaware Tax-Free Pennsylvania Fund	79,273,891	62,092,576

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds
3. Investments (continued)
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Tax-Free Arizona Fund	$59,657,990	$1,707,927	$(3,828,304)	$(2,120,377)
Delaware Tax-Free California Fund	283,493,225	8,151,997	(5,213,537)	2,938,460
Delaware Tax-Free Colorado Fund	225,784,672	5,768,529	(8,460,301)	(2,691,772)
Delaware Tax-Free Idaho Fund	135,131,005	3,684,393	(6,958,761)	(3,274,368)
Delaware Tax-Free New York Fund	260,712,138	6,619,043	(4,649,670)	1,969,373
Delaware Tax-Free Pennsylvania Fund	411,739,965	15,375,295	(11,186,800)	4,188,495
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2024:
Delaware Tax-Free Arizona Fund
Level 2
Securities
Assets:
Municipal Bonds	$57,137,613
Short-Term Investments	400,000
Total Value of Securities	$57,537,613

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds
3. Investments (continued)
Delaware Tax-Free California Fund
Level 2
Securities
Assets:
Municipal Bonds	$280,846,685
Short-Term Investments	5,585,000
Total Value of Securities	$286,431,685
	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$221,194,638	$221,194,638
Short-Term Investments	98,262	1,800,000	1,898,262
Total Value of Securities	$98,262	$222,994,638	$223,092,900
	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$129,753,826	$129,753,826
Short-Term Investments	2,102,811	—	2,102,811
Total Value of Securities	$2,102,811	$129,753,826	$131,856,637
Delaware Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$255,181,511
Short-Term Investments	7,500,000
Total Value of Securities	$262,681,511
Delaware Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$412,328,460
Short-Term Investments	3,600,000
Total Value of Securities	$415,928,460

During the year ended August 31, 2024, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. As of August 31, 2024, there were no Level 3 investments in any of the Funds.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2024 and 2023 were as follows:
	Tax-exempt income	Ordinary income	Total
Year ended August 31, 2024:
Delaware Tax-Free Arizona Fund	$2,048,714	$5,502	$2,054,216
Delaware Tax-Free California Fund	9,063,284	19,123	9,082,407
Delaware Tax-Free Colorado Fund	7,655,985	13,522	7,669,507
Delaware Tax-Free Idaho Fund	4,254,573	31,964	4,286,537
Delaware Tax-Free New York Fund	8,066,738	242,227	8,308,965
Delaware Tax-Free Pennsylvania Fund	15,080,403	353,604	15,434,007

Year ended August 31, 2023:
Delaware Tax-Free Arizona Fund	2,159,007	8,368	2,167,375
Delaware Tax-Free California Fund	6,497,314	21,703	6,519,017
Delaware Tax-Free Colorado Fund	7,420,640	12,625	7,433,265
Delaware Tax-Free Idaho Fund	3,861,880	2,564	3,864,444
Delaware Tax-Free New York Fund	6,617,949	162,310	6,780,259
Delaware Tax-Free Pennsylvania Fund	14,540,382	284,228	14,824,610

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds
5. Components of Net Assets on a Tax Basis
As of August 31, 2024, the components of net assets on a tax basis were as follows:
	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Shares of beneficial interest	$63,583,735	$288,941,925	$235,647,791
Undistributed tax-exempt income	5,790	121,325	408,664
Distributions payable	(14,459)	(71,235)	(56,133)
Capital loss carryforwards	(3,514,678)	(4,721,405)*	(9,370,790)
Deferred directors fees	—	(241)	—
Unrealized appreciation (depreciation) of investments	(2,120,377)	2,938,460	(2,691,772)
Net assets	$57,940,011	$287,208,829	$223,937,760
	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Shares of beneficial interest	$142,652,000	$266,426,628	$430,576,558
Undistributed tax-exempt income	5,494	579,957	—
Distributions payable	(18,930)	(124,498)	(94,828)
Capital loss carryforwards	(8,706,321)	(4,374,852)*	(16,594,222)
Unrealized appreciation (depreciation) of investments	(3,274,368)	1,969,373	4,188,495
Net assets	$130,657,875	$264,476,608	$418,076,003
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, as applicable.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to Fund level overdistribution and reorganization-related adjustments. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2024, the Funds recorded the following reclassifications:
	Paid-in capital	Total distributable earnings (loss)
Delaware Tax-Free California Fund	$242,478	(242,478)
Delaware Tax-Free Pennsylvania Fund	(74,165)	74,165
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2024, the Funds have capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free Arizona Fund	$ 875,769	$2,638,909	$ 3,514,678
Delaware Tax-Free California Fund	1,815,648	2,905,757	4,721,405
Delaware Tax-Free Colorado Fund	4,966,735	4,404,055	9,370,790
Delaware Tax-Free Idaho Fund	4,533,885	4,172,436	8,706,321
Delaware Tax-Free New York Fund	1,425,474	2,949,378	4,374,852
Delaware Tax-Free Pennsylvania Fund	7,567,126	9,027,096	16,594,222

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds
6. Capital Shares
Transactions in capital shares were as follows:
	Delaware Tax-Free Arizona Fund		Delaware Tax-Free California Fund		Delaware Tax-Free Colorado Fund
	Year ended		Year ended		Year ended
	8/31/24	8/31/23	8/31/24	8/31/23	8/31/24	8/31/23
Shares sold:
Class A	196,675	355,524	1,907,043	1,148,802	1,269,068	708,020
Class C	25,313	19,939	50,552	34,458	30,837	26,393
Institutional Class	455,135	439,574	7,774,166	8,325,544	3,870,454	3,225,993

Shares from reorganization:[1]
Class A	—	—	676,254	—	—	—
Class C	—	—	33,657	—	—	—
Institutional Class	—	—	415,689	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	136,073	146,699	247,218	207,624	393,077	408,205
Class C	2,430	2,342	6,142	5,457	7,271	9,701
Institutional Class	46,605	48,027	508,651	325,448	292,458	267,560
	862,231	1,012,105	11,619,372	10,047,333	5,863,165	4,645,872

Shares redeemed:
Class A	(874,305)	(1,301,114)	(1,510,183)	(1,387,649)	(2,472,772)	(2,142,669)
Class C	(28,292)	(44,564)	(50,645)	(78,456)	(138,747)	(192,575)
Institutional Class	(459,849)	(995,521)	(3,750,778)	(3,546,840)	(3,398,418)	(3,210,723)
	(1,362,446)	(2,341,199)	(5,311,606)	(5,012,945)	(6,009,937)	(5,545,967)
Net increase (decrease)	(500,215)	(1,329,094)	6,307,766	5,034,388	(146,772)	(900,095)

	Delaware Tax-Free Idaho Fund		Delaware Tax-Free New York Fund		Delaware Tax-Free Pennsylvania Fund
	Year ended		Year ended		Year ended
	8/31/24	8/31/23	8/31/24	8/31/23	8/31/24	8/31/23
Shares sold:
Class A	1,108,251	1,656,764	4,414,397	2,493,095	9,464,115	12,904,727
Class C	98,978	68,969	316,750	52,421	698,734	269,783
Institutional Class	1,875,245	2,147,615	4,149,088	3,512,151	5,461,598	4,359,438

Shares issued upon reinvestment of dividends and distributions:
Class A	207,877	191,593	422,168	353,002	1,523,820	1,490,669
Class C	11,457	11,454	8,145	6,418	40,889	38,195
Institutional Class	176,734	157,640	236,607	195,980	386,625	367,405
	3,478,542	4,234,035	9,547,155	6,613,067	17,575,781	19,430,217

Shares redeemed:
Class A	(1,539,920)	(1,861,186)	(2,476,530)	(2,443,964)	(11,153,572)	(17,159,399)
Class C	(131,826)	(108,766)	(165,957)	(151,146)	(507,357)	(495,977)
Institutional Class	(1,471,466)	(1,948,199)	(2,028,169)	(3,195,136)	(3,544,272)	(5,632,202)
	(3,143,212)	(3,918,151)	(4,670,656)	(5,790,246)	(15,205,201)	(23,287,578)
Net increase (decrease)	335,330	315,884	4,876,499	822,821	2,370,580	(3,857,361)
[1]	See Note 7.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables on the previous page and above and on the “Statements of changes in net assets.” For the years ended August 31, 2024 and 2023, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Delaware Tax-Free Arizona Fund
Year ended
8/31/24	114,002	—	—	—	114,002	$1,065,336
8/31/23	—	—	29,308	29,308	—	287,804

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds
6. Capital Shares (continued)
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Delaware Tax-Free California Fund
Year ended
8/31/24	7,211	—	30,248	30,309	7,211	$399,576
8/31/23	2,606	—	—	—	2,606	28,713

Delaware Tax-Free Colorado Fund
Year ended
8/31/24	49,422	3,384	4,394	4,394	52,812	586,324
8/31/23	74,673	2,690	2,116	4,815	74,673	798,445

Delaware Tax-Free Idaho Fund*
Year ended
8/31/24	27,009	—	17,503	17,520	27,009	468,270

Delaware Tax-Free New York Fund
Year ended
8/31/24	30,386	104	—	104	30,404	313,986
8/31/23	20,232	6,789	—	6,785	20,252	273,391

Delaware Tax-Free Pennsylvania Fund
Year ended
8/31/24	110,344	14,796	—	14,810	110,349	919,281
8/31/23	105,897	28,025	—	28,056	105,970	955,662
*Delaware Tax-Free Idaho Fund did not have any exchange transactions for the year ended August 31, 2023.
7. Reorganization
On February 15-16, 2023, the Board approved a proposal to reorganize Delaware Ivy California Municipal High Income Fund (the “Acquired Fund”), a series of Ivy Funds, with and into Delaware Tax-Free California Fund (the “Acquiring Fund”), a series of Voyageur Mutual Funds (the “Trust”) (the “Reorganization”). On June 27, 2023, the Acquired Fund shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, and assets of the Acquired Fund were acquired by the Acquiring Fund and (ii) Voyageur Mutual Funds on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The Reorganization was accomplished by a tax-free exchange of shares on September 15, 2023. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the Reorganization were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$7,115,020	821,596	676,254	$68,507,883	0.8178
Class C	357,099	41,235	33,657	1,983,584	0.8162
Class I/ Institutional Class*	4,402,146	508,331	415,689	131,292,034	0.8178
Class Y**	46,511	5,371	—	—	—
* Acquired Fund Class I shares are named Institutional Class for the Acquiring Fund.
** Class Y shares of the Acquired Fund were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund before the Reorganization were $11,942,940. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $213,704,277.
Assuming the Reorganization had been completed on September 1, 2023, the Acquiring Fund’s pro forma results of operations for the year ended August 31, 2024, would have been as follows:
Net investment income	$9,352,466
Net realized loss on investments	(1,675,553)
Net change in unrealized appreciation (depreciation)	14,897,182
Net increase in net assets resulting from operations	$22,574,095
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s “Statements of operations” since the Reorganization was consummated on September 15, 2023.
8. Line of Credit
Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds
8. Line of Credit (continued)
maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.
On October 30, 2023, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.
Each Fund had no amounts outstanding as of August 31, 2024, or at any time during the year then ended.
9. Securities Lending
Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the year ended August 31, 2024, each Fund had no securities out on loan.
10. Geographic, Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds
10. Geographic, Credit and Market Risks (continued)
investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.
Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will usually not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
From time to time, each Fund may invest in industrial development bonds or pollution control revenue bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of  the Funds'
limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds' 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
11. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
12. Subsequent Events
On October 28, 2024, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 8. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 27, 2025.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the U.S. Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds
12. Subsequent Events (continued)
Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Funds.
Management has determined that no other material events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II and Delaware Group® State Tax-Free Income Trust and Shareholders of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund and Delaware Tax-Free Pennsylvania Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free Arizona Fund (constituting Voyageur Insured Funds), Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund (three of the funds constituting Voyageur Mutual Funds), Delaware Tax-Free Colorado Fund (constituting Voyageur Mutual Funds II) and Delaware Tax-Free Pennsylvania Fund (constituting Delaware Group® State Tax-Free Income Trust) (hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 30, 2024
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® state tax-free funds
Tax Information
The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the year ended August 31, 2024, each Fund reports distributions paid during the year as follows:
	(A) Tax-Exempt Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free Arizona Fund	99.73%	0.27%	100.00%
Delaware Tax-Free California Fund	99.79%	0.21%	100.00%
Delaware Tax-Free Colorado Fund	99.82%	0.18%	100.00%
Delaware Tax-Free Idaho Fund	99.25%	0.75%	100.00%
Delaware Tax-Free New York Fund	97.08%	2.92%	100.00%
Delaware Tax-Free Pennsylvania Fund	97.71%	2.29%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund and Delaware Tax-Free Pennsylvania Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (“DMC”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements. In considering and approving the Investment Management Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the

Other Fund information (Unaudited)
Delaware Funds by Macquarie® state tax-free funds
Board Consideration of Investment Management Agreements at a Meeting Held on August 13-15, 2024 (continued)
Investment Management Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants,
LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, regarding Macquarie’s commitment to the U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
Delaware Tax-Free Arizona Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the first quartile of its Performance Universe and for the 3-year period was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 10-year periods and underperformed its benchmark index for the 3- and 5-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board also noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Delaware Tax-Free California Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional California municipal debt funds, regardless of asset size or

Other Fund information (Unaudited)
Delaware Funds by Macquarie® state tax-free funds
Board Consideration of Investment Management Agreements at a Meeting Held on August 13-15, 2024 (continued)
primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review.
Delaware Tax-Free Colorado Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-,3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 10-year periods and performed approximately equal to its benchmark index for the 3- and 5-year periods. The Board noted that the Fund was generally outperforming or in line with its Performance Universe and benchmark index during the periods under review.
Delaware Tax-Free Idaho Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-year period and underperformed its benchmark index for the 3-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board also noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Delaware Tax-Free New York Fund. The Performance Universe for the Fund consisted of the Fund all retail and institutional New York municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was outperforming its Performance Universe and benchmark index during the periods under review.

Delaware Tax-Free Pennsylvania Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional Pennsylvania municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the “Expense Universe”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with a Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Delaware Tax-Free Arizona Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Tax-Free California Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Tax-Free Colorado Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® state tax-free funds
Board Consideration of Investment Management Agreements at a Meeting Held on August 13-15, 2024 (continued)
Delaware Tax-Free Idaho Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Tax-Free New York Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Tax-Free Pennsylvania Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund are not solely dependent on the profits realized as to that fund.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreements for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(3900754)
AR-WEST-1024
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® State Tax-Free Income Trust

/s/ SHAWN K. LYTLE

By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 5, 2024

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 5, 2024